     UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09917

SENTINEL VARIABLE PRODUCTS TRUST

National Life Drive, Montpelier, Vermont 05604

     Sentinel Asset Management, Inc. National Life Drive, Montpelier, Vermont 05604

Registrant's telephone number, including area code: (802) 229-3113

Date of fiscal year end: December 31, 2008

Date of reporting period: December 31, 2008

Table of Contents

4	Message to Shareholders
Understanding your Sentinel Variable Products Financial
7	Statements
8	Sentinel Variable Products Balanced Fund
12	Sentinel Variable Products Bond Fund
16	Sentinel Variable Products Common Stock Fund
20	Sentinel Variable Products Mid Cap Growth Fund
24	Sentinel Variable Products Money Market Fund
26	Sentinel Variable Products Small Company Fund
30	Statement of Assets and Liabilities
32	Statement of Operations
34	Statement of Changes in Net Assets
36	Financial Highlights
38	Notes to Financial Statements
43	Report of Independent Registered Public Accounting Firm
44	Actual and Hypothetical Expenses for Comparison Purposes
45	Information and Services for Shareholders
46	Board Approval of Investment Advisory Agreements
48	Proxy Voting Results
49	Trustees & Officers

Message to Shareholders

2008 was a fitting epilogue to the credit, housing and financial bubbles of the last eight years. The year started badly and unfolded to mayhem. How did it all happen? At one level, the story is simple: leverage, the root of all financial crises. But also byzantine as there is no obvious link between sub-prime lending, Icelandic savings, the collapse of respected investment banks, U.S. automakers, the world’s largest insurance company and hedge fund fraud.

So it is a global story and worth piecing the narrative together.

In January, the FTSE All-World Index1, a proxy for all world stock markets, stood at 256.44 with a market capitalization of $34 trillion. The credit crisis was, in early days, focused on a few banks and mono-line insurance companies (so called because they have one principal line of business) and the slow collapse of Bear Stearns. The first of two egregious policy errors occurred when the Federal Reserve lowered rates after a trading scare in the European markets. The stage was set for the last phase of the bubble. Between spring and summer, the rumblings continued, but money could be made: oil climbed in a speculative straight line from $100 a barrel to $143 and the Euro rallied. Then came the second of the policy errors. The European Central Bank (ECB), worried that inflation, not recession, was the greater danger, raised rates. Hedge fund and investment bank trading desks had leveraged positions in commodities and structured debt. Suddenly many of the trades unwound with a vengeance: the “buy oil, sell financials” strategy reversed, buyers disappeared, sub-prime mortgages began to look very default-prone as the economy weakened and losses mounted. The Fed tried to restore confidence by sinking the rate on three-month Treasury Bills from 1.8 percent in the summer to 0.3 percent in mid-September.

So the scene was set: trades that needed to be unwound, overvalued assets in financial companies, scared investors fleeing to safety in Treasuries and spectacular failures at Lehman, AIG, Fannie Mae, Freddie Mac and Washington Mutual. Carnage ensued. The Bush administration cobbled together TARP, a curious acronym for the Troubled Asset Relief Program, which allowed the Treasury to be the buyer of last resort for unpriceable and illiquid assets. Congress stalled, and then approved it. Markets continued to flounder. And then in one of the greatest slights of hand in modern financial history, the Treasury did not use the money to buy troubled assets, but started to buy equity stakes and infuse capital into distressed financial companies. It was a grand gesture of largesse and confidence.

But the market did not buy it and recognized, correctly, that banks, investment banks and many insurance companies worldwide were no longer able to allocate, intermediate or manage their capital. The U.S. equity market fell over 30 percent in a matter of weeks, rallied and promptly fell again. Hedge funds and other leveraged investments dumped any stock liquid enough to pay redemptions and investors flew to quality... and the only quality left was Treasury securities. In the last few days of the fiscal and calendar year, we saw bizarre events: Treasury Bills traded at negative interest rates

Christian W. Thwaites President & Chief Executive Officer Sentinel Asset Management, Inc.

4	1 The FTSE All-World Index covers 49 different countries and over 2,400 stocks, capturing 90-95% of the investable market capitalization worldwide. The index is divided into Developed, Advanced Emerging and Emerging segments. An investment cannot be made directly in an index.

Message to Shareholders

(meaning an investor had to pay the U.S. government to lend it money), a massive hedge fund fraud came to light, the Fed initiated a Zero Interest Rate Policy (ZIRP) and the Treasury suspended the TARP.

The FTSE All-World Index ended the month of December at 149.17 and $18.2 trillion had been wiped off the value of world stock markets.

What we are witnessing is beyond a global cyclical shock and consolidation of the financial sector. We have seen wealth destruction on a new scale: some estimate that the combined stock and housing market declines lost U.S. households some $13 trillion. We have already seen marked deterioration in consumer confidence, purchasing managers’ intentions, job losses and capital expenditure projects. The European and Asian economies are also seeing a swift deterioration in their economic indicators, and there have been few effective counter measures. It will take more than monetary policy and re-capitalized banks to get the economy going, and we do not expect a “V”-shaped recovery in 2009.

Thus we see 2009 shaping up as follows:

1. Low interest rates: we expect interest rates to fall in many countries to historical lows and remain there. Eventually this will loosen the credit markets, restart a moribund housing market and encourage some risk taking. The yield curve will remain distorted for some time and financial institutions will not revert to the leveraged money-making machines they were. But slowly and inexorably, credit markets will recover.

2. Low inflation: oil and other industrial commodities are at their lowest pricing levels in many years. This is not good for most emerging markets and commodity-based economies. But in developed markets, lower costs and daily expenses will put a lid on inflation and bring a marginal improvement in discretionary income.

3. Coordinated policy measures: these are by no means a panacea and we expect no Keynesian dash for growth. But the expansion of the Fed’s balance sheet and fiscal stimulus plans from the new Obama administration and abroad will provide support to employment and output. Some plans will involve direct intervention, some partnering and multi-agency coordination. However, there is direct political will to make them work, and they at least remove the ineptitude and prevarications of the last few months. In the short term, companies will continue to report weak numbers and bleak expectations. But the silver lining is that the stock market has discounted much of the worst news and valuations look reasonable. Investment grade companies are able to borrow more cheaply now than for many years, leading stocks are trading on single digit price-earning ratios and the yield gap of stocks over Treasuries has reappeared for the first time since 1959. We would not hazard an estimate on the market but point out that, since 1926, the stock market has fallen one year out of every three but has suffered four declines this century. And when stock markets fell, there has been a 60 percent chance of a rebound the following year*. So there are reasons for very cautious optimism.

5

* Source: Economist.com, January 6, 2009.

At Sentinel, we will continue to do what we have done for the last 75 years.

We strive to buy and hold companies with proven management, strong product niches, clean balance sheets and visible earnings. We do not over-commit to a single company or industry. We typically remain very diversified and do not time the market. Our approach has been to pick higher quality stocks and companies to invest in than our competitors. Please take a moment to read the reports from our managers. You will see that we favor quality companies and like those with free cash flow, room for growth and committed management.

6

Understanding your Sentinel Variable Products Financial Statements

1 Schedule of Investment in Securities	4 Statement of Changes in Net Assets
This schedule shows you which investments your fund owned on	This statement shows how each fund’s net assets changed over
the last day of the reporting period. The schedule includes:	the past two reporting periods. It details how much a fund grew
•a list of each investment	or shrank as a result of:
•the number of shares/par amount of each stock, bond or	•operations — a summary of the Statement of Operations for
short-term note	the most recent period
•the market value of each investment	•distributions — income and gains distributed to
•the percentage of investments in each industry	shareholders
•the percent and dollar breakdown of each category	•capital share transactions — shareholders’ purchases,
reinvestments, and redemptions
Net assets at the beginning of the period plus the sum of
operations, distributions to shareholders and capital share
2 Statement of Assets and Liabilities	transactions result in net assets at the end of the period.
This statement details what the fund owns (assets), what it owes
(liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the
fund’s net assets. For each class of shares, the	5 Financial Highlights
net assets divided by the total number of shares outstanding	This statement itemizes current period activity and statistics and
gives you the price of an individual share, or the net asset	provides comparison data for the last five fiscal years (or less if
value per share.	the fund or class is not five years old). On a per-share basis, it
Net Assets are also broken down by capital (money invested	includes:
by shareholders); net investment income not yet paid to	•share price at the beginning of the period
shareholders or net investment losses, if any; net gains earned	•investment income and capital gains or losses
on investments but not yet paid to shareholders or net losses	•income and capital gains distributions paid to shareholders
on investments (known as realized gains or losses); and finally	•share price at the end of the period
gains or losses on securities still owned by the fund (known
as unrealized appreciation or depreciation). This breakdown	It also includes some key statistics for the period:
tells you the value of net assets that are performance-related,	•total return — the overall percentage return of the fund,
such as investment gains or losses, and the value of net assets	assuming reinvestment of all distributions
that are not related to performance, such as shareholder	•expense ratio — operating expenses as a percentage of
investments and redemptions.	average net assets
•net income ratio — net investment income as a percentage
of average net assets
3 Statement of Operations	•portfolio turnover — the percentage of the portfolio that was
This statement breaks down how each fund’s net assets	replaced during the period.
changed during the period as a result of the fund’s operations.
It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and
distributions. Fund Operations include:
•income earned from investments
•management fees and other expenses
•gains or losses from selling investments (known as realized gains or losses)
•gains or losses on current fund holdings (known as
unrealized appreciation or depreciation)

Sentinel Variable Products Balanced Fund
(Unaudited)

For the fiscal year ending December 31, 2008, the Sentinel Variable Products Balanced Fund's total negative return of 23.95% compares favorably to the negative 28.05% return for the Morningstar Insurance Product Fund Moderate Allocation category[1]. The S&P 500 Index[2] was down 37.00% for the full year, while the Barclays Capital U.S. Aggregate Bond Index[3] returned 5.24% over the same period.

The tumultuous sequence of failed financial institutions and paralyzed credit markets in late September and early October led to a precipitous fall in the equity markets, with declines across all sectors. Progressively weaker economic data throughout the year continued to point towards a deepening recession, confirmed officially at the end of December. Rising unemployment, continued asset depreciation and the absence of private capital flows took their tolls on both the consumer and the corporate sector. Holiday spending levels were the worst in 17 years despite significant discounts, while the corporate sector contended with the need for hasty capacity rationalization and a prohibitively expensive cost of capital. Intense government intervention in the financial sector through ever-expanding capital injections managed to stem further high-profile bankruptcies, but the credit markets remained effectively closed.

During 2008, sound sector allocation and stock selection allowed the Fund to maintain a strong relative position against its peers. We maintained our overweight positions in Healthcare and Industrials versus the S&P 500 Index, along with our underweight positions in Consumer Discretionary and Financials to address our concerns of a continuing weaker economic scenario. Strong stock selection in the Consumer Discretionary, Financials, and Materials sectors positively impacted returns, along with our Healthcare holdings.

The U.S. Treasury market had a stunning performance in 2008, as investors sought safety above yield. The yield on the U.S. Treasury 2-year Note fell 230 basis points to close the year at 0.76%, while the yield on the 30-year U.S. Treasury Bond declined 177 basis points to a record low of 2.68%. As measured by 2-year Note to 30-year Bond yield differential, the U.S. Treasury yield curve was quite volatile, trading between +140 to +312 basis points over the course of the year. In terms of sector performance, the credit sectors of the fixed income market severely underperformed the high-quality sectors of the fixed-income market. Agency Mortgage-Backed Securities and U.S. Treasury bonds outperformed Commercial Mortgage-Backed Securities and High Yield Securities by a wide margin. The lack of credit exposure in structured products and corporate bonds added to the Fund's performance, slightly offset by the zero weighting in U.S. Treasuries. We remain focused on security selection, as it played a key role in the Fund's favorable variance.

The Sentinel Variable Products Balanced Fund's asset allocation as of December 31, 2008 was 61% stocks, 35% bonds and 4% cash and cash equivalents. We continue to focus on finding attractive opportunities for total long term returns with modest levels of risk in high-quality, large cap stocks. The Sentinel Variable Products Balanced Fund is well positioned to take advantage of the current market dynamics. We plan to maintain a sizeable commitment to high quality fixed-income securities in the Fund as a means of generating income and reducing risk.

Daniel J. Manion, CFA
Equity Portfolio Manager

David M. Brownlee, CFA
Bond Portfolio Manager

8

Sentinel Variable Products Balanced Fund

Performance Notes (Unaudited)

Graph ending values are based upon an initial investment of $10,000; graph and total return data assume reinvestment of all distributions using net asset values. Fund performance data includes all operating expenses but does not reflect any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of such charges, total returns would have been lower. Data shown represents past performance; past performance does not guarantee future results; current performance may be higher or lower than that shown. Investment return and principal value will vary so that you may have a gain or loss when you sell shares. Consider a fund’s objectives, risks, charges and expenses carefully before investing. The Prospectus contains this and other information. Please read the Prospectus carefully before you invest.

Growth of a $10,000 Investment

From Inception through December 31, 2008

The total annual operating expense ratio set forth in the prospectus dated May 1, 2008, as supplemented, for the Sentinel Variable Products Balanced Fund is 0.91% . The expense ratio shown in the Fund’s prospectus may differ from the actual expense ratios for the Fund’s latest fiscal year shown in the Financial Highlights statement in this report. The expense ratios shown in the prospectus are based on the prior fiscal year, adjusted to reflect changes, if any, in contractual arrangements.

The data shown in these graphs and tables do not reflect the effect of any taxes on fund distributions or redemptions.

Large-capitalization stocks as a group could fall out of favor with the market, causing the funds owning such stocks to underperform investments that focus on small- or medium-capitalization stocks.

Fixed income securities are subject to credit and interest rate risks. Bond values will generally decrease when interest rates rise and will generally increase when interest rates fall. Mortgage-backed securities (MBS) are subject to pre-payment risk. Fund shares are not insured or guaranteed by the U.S. government or its agencies.

The S&P 500 Index is an unmanaged index considered representative of the U.S. stock market. An investment cannot be made directly in an index.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index made up of the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, and includes securities that are of investment-grade quality, have at least one year to maturity, and have an outstanding par value of at least $100 million. An investment cannot be made directly in an index.

Sentinel Variable Products Balanced Fund

Fund Profile
at December 31, 2008
Portfolio Weightings
Asset Category	Percent of Net Assets
Common Stocks	61.5%
U.S. Government Obligations	34.6%
Cash and Other	3.9%

Top 10 Equity Holdings*		Top Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net
ExxonMobil Corp.	2.4%	FNR 06-63 VH	6.50%	03/25/23	11.9%
Chevron Corp.	1.6%	FNR 1999 32	6.00%	07/25/29	4.2%
United Technologies Corp.	1.4%	FNR 06-78 BV	6.50%	06/25/23	4.0%
Honeywell Int'l., Inc.	1.3%	FNR 06-66 NV	6.50%	02/25/24	3.9%
General Electric Co.	1.2%	FNR 06-88 BV	6.50%	11/25/25	3.9%
Time Warner, Inc.	1.1%	GNMA 687929	6.50%	09/15/38	3.8%
Johnson & Johnson	1.1%	FNMA 909166	6.00%	03/01/38	2.8%
Praxair, Inc.	1.1%	Total of Net Assets*			34.5%
PepsiCo, Inc.	1.0%
Microsoft Corp.	1.0%
Total of Net Assets*	13.2%

Average Effective Duration (for all Fixed Income Holdings) 0.7 years**
*"Top 10 Equity Holdings" and "Top Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at December 31, 2008
	Principal			Principal
	Amount	Value		Amount	Value		Shares	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)			(Note 2)
U.S. Government Obligations 34.6%			Mortgage-Backed Securities:			McDonald's Corp.	2,000	$ 124,380
U.S. Government Agency			30-Year:			McGraw-Hill Cos., Inc.	2,200	51,018
Obligations 34.6%			FNMA 909166			Nike, Inc.	1,000	51,000
Federal National Mortgage			6%, 03/01/38	369M	$380,349
Association 30.7%			Total Federal National			Time Warner, Inc.	15,000	150,900
Collateralized Mortgage Obligations:			Mortgage Association		4,140,222	TJX Cos., Inc.	1,700	34,969
			Government National Mortgage			Walt Disney Co.	2,000	45,380
FNR 06-63 VH			Corporation 3.9%					631,055
6.5%, 03/25/23	1,500M	$ 1,602,594
FNR 06-78 BV			Mortgage-Backed Securities:			Consumer Staples 5.9%
6.5%, 06/25/23	500M	533,695	30-Year:			Altria Group, Inc.	2,000	30,120
FNR 06-66 NV			GNMA 687929			CVS Caremark Corp.	2,700	77,598
6.5%, 02/25/24	500M	530,374	6.5%, 09/15/38	496M	516,474	Diageo PLC ADR	1,500	85,110
FNR 06-88 BV			Total U.S. Government			HJ Heinz Co.	3,000	112,800
6.5%, 11/25/25	500M	528,801	Obligations
FNR 1999 32			(Cost $4,486,141)		4,656,696	Kellogg Co.	2,500	109,625
6%, 07/25/29	540M	564,409				Kraft Foods, Inc.	1,384	37,161
		3,759,873				PepsiCo, Inc.	2,500	136,925
				Shares		Philip Morris Int'l., Inc.	2,000	87,020
			Common Stocks 61.5%
			Consumer Discretionary 4.7%			Procter & Gamble Co.	2,000	123,640
			Comcast Corp.	8,250	133,238			799,999
			Gap, Inc.	3,000	40,170

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Balanced Fund

Shares		Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Energy 7.6%			Industrials 8.8%			Rogers Communications,
Chevron Corp.	3,000	$ 221,910	Boeing Co.	2,000	$ 85,340	Inc.	1,700 $	51,136
EOG Resources, Inc.	1,500	99,870	Canadian National			Verizon Communications,
ExxonMobil Corp.	4,000	319,320	Railway Co.	1,800	66,168	Inc.	3,000	101,700
Noble Energy, Inc.	2,000	98,440	Deere & Co.	1,500	57,480			329,701
Pride Int'l., Inc. *	3,500	55,930	General Dynamics Corp.	1,500	86,385	Utilities 1.5%
Schlumberger Ltd.	2,500	105,825	General Electric Co.	10,000	162,000	Entergy Corp.	1,000	83,130
Transocean Ltd. *	713	33,689	Honeywell Int'l., Inc.	5,200	170,716	NRG Energy, Inc. *	4,800	111,984
Weatherford Int'l. Ltd. *	8,000	86,560	Northrop Grumman Corp.	1,700	76,568			195,114
		1,021,544	Rockwell Automation, Inc.	1,500	48,360	Total Common Stocks
						(Cost $9,379,537)		8,292,463
Financials 6.5%			Tyco Int'l. Ltd.	1,500	32,400
ACE Ltd.	2,000	105,840	Union Pacific Corp.	2,000	95,600	Total Investments 96.1%		12,949,159
American Express Co.	2,700	50,085	United Technologies Corp.	3,500	187,600	(Cost $13,865,678)†
			Waste Management, Inc.	3,500	115,990	Other Assets in Excess of
Ameriprise Financial, Inc.	540	12,614				Liabilities 3.9%		530,980
Bank of America Corp.	5,000	70,400			1,184,607
Bank of New York Mellon			Information Technology 10.5%			Net Assets 100.0%		$ 13,480,139
Corp.	3,800	107,654	Accenture Ltd.	2,100	68,859
Citigroup, Inc.	4,000	26,840	Activision Blizzard, Inc. *	6,000	51,840	*	Non-income producing
Goldman Sachs Group, Inc.	600	50,634	Adobe Systems, Inc. *	3,500	74,515	†	Cost for federal income tax purposes is
JPMorgan Chase & Co.	2,500	78,825	Broadcom Corp. *	3,500	59,395	$13,884,405. At December 31, 2008
						unrealized depreciation for federal income
Marsh & McLennan Cos.,			Cisco Systems, Inc. *	6,000	97,800	tax purposes aggregated $935,246 of which
Inc.	2,500	60,675	Dolby Laboratories, Inc. *	1,500	49,140	$1,190,931 related to appreciated securities
Morgan Stanley	1,500	24,060	EMC Corp. *	7,000	73,290	and $2,126,177 related to depreciated
The Travelers Cos., Inc.	2,500	113,000	Intel Corp.	7,500	109,950	securities.
US Bancorp	3,400	85,034	Intersil Corp.	5,000	45,950	ADR - American Depository Receipt
Wells Fargo & Co.	3,000	88,440	Int'l. Business Machines
		874,101	Corp.	1,500	126,240
Health Care 11.4%			KLA-Tencor Corp.	3,500	76,265
Amgen, Inc. *	1,800	103,950	Microsoft Corp.	7,000	136,080
Becton Dickinson & Co.	1,000	68,390	Motorola, Inc.	7,000	31,010
Bristol-Myers Squibb Co.	5,500	127,875	NetApp, Inc. *	7,200	100,584
Celgene Corp. *	800	44,224	Nokia Corp. ADR	7,200	112,320
Covidien Ltd.	2,000	72,480	SAP AG ADR	3,400	123,148
Eli Lilly & Co.	2,500	100,675	Seagate Technology	5,000	22,150
Gen-Probe, Inc. *	1,500	64,260	Texas Instruments, Inc.	4,000	62,080
Gilead Sciences, Inc. *	2,000	102,280			1,420,616
Johnson & Johnson	2,500	149,575	Materials 2.2%
Medco Health Solutions,			EI Du Pont de Nemours &
Inc. *	1,000	41,910	Co.	4,000	101,200
Medtronic, Inc.	2,500	78,550	Freeport-McMoRan
Merck & Co., Inc.	3,500	106,400	Copper & Gold, Inc.	2,000	48,880
Pfizer, Inc.	7,500	132,825	Praxair, Inc.	2,500	148,400
Schering-Plough Corp.	5,000	85,150			298,480
St. Jude Medical, Inc. *	2,200	72,512	Telecommunication Services 2.4%
Teva Pharmaceutical			America Movil SA de CV
Industries Ltd. ADR	2,000	85,140	ADR	3,500	108,465
Zimmer Holdings, Inc. *	2,500	101,050	AT&T, Inc.	2,400	68,400
		1,537,246

Sentinel Variable Products Bond Fund
(Unaudited)

David M. Brownlee, CFA
Portfolio Manager

For the fiscal year ending December 31, 2008, the Sentinel Variable Products Bond Fund returned 3.40%. By comparison, the Barclays Capital U.S. Aggregate Bond Index[1] returned 5.24% and the Barclays Capital MBS Index[2] returned 8.34%. The Fund's peer group, the Morningstar Insurance Product Fund Intermediate Bond category[3], returned negative 5.29%.

"Stunning" is the only word that can be used to describe the events that roiled the financial markets over the last twelve months. The liquidity crisis which had plagued the markets engulfed every sector of the U.S. economy. At the forefront was the U.S. Treasury and the Federal Housing Finance Agency takeover of FHLMC and FNMA which put them into conservatorship. This was imperative because the two entities, together, own or guarantee about half of the $12 trillion mortgages in the United States. In the banking sector, the Federal Deposit Insurance Corporation (FDIC) seized the assets of Indymac Bancorp and Washington Mutual and negotiated a takeover of Wachovia Corp by Wells Fargo. Also, the U.S. Treasury bailed out Citigroup. Within the brokerage industry, Merrill Lynch sold itself to Bank of America, Lehman Brothers filed for bankruptcy, while Goldman Sachs and Morgan Stanley opted to become banks after abandoning their investment bank capital structures. The insurance industry saw the U.S. government rescue AIG due to their vast counterparty exposure to the rest of the financial services industry. Even the mutual fund industry came under assault with the collapse of the Prime Reserve Money-Market Fund, the oldest money-market fund in the country. And, the U.S. auto industry is currently seeking loans from the U.S. government in order to avoid bankruptcy filings. In response, the U.S. Treasury, Federal Reserve, and FDIC took unprecedented steps to stabilize the financial system by pumping massive amounts of liquidity into the global banking system, making direct investments into key entities under stress, guaranteeing the assets of Rule 2-a-7 money-market funds, and initiating a $700 billion rescue package known as the Troubled Asset Relief Program (TARP). The idea behind TARP is to allow institutions to reduce distressed assets, receiving cash for them in order to make new and sounder loans.

In terms of relative performance, within the U.S. government securities sector of the fixed income market, U.S. Treasuries outperformed the U.S. Agency and Mortgage-Backed Securities (MBS) sectors by a wide margin as evidenced by the 10.10% 12-month return for the Barclays Capital U.S. Treasury Index[4] versus a 6.00% return for the Barclays Capital U.S. Agency Index[5] and a 8.34% return for the Barclays Capital MBS Index. U.S. Treasury securities benefited from a flight-to-quality as credit conditions in the bond market soured. Prepayments on mortgage-backed securities remained very stable and dormant over the period. The Sentinel Variable Products Bond Fund's active duration management and security selection allowed it to outperform its Morningstar peer group for the 12-month period.

4 The Barclays Capital U.S. Treasury Index includes public obligations of the U.S. Treasury. Treasury bills are excluded by the maturity constraint but are part of a separate Short Treasury Index. In addition, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS, are excluded. STRIPS are excluded from the index because their inclusion would result in double counting.

5 The Barclays Capital U.S. Agency Bond Index includes native currency agency debentures from issuers such as Fannie Mae, Freddie Mac, and Federal Home Loan Bank. It is a subcomponent of both the Government-Related Index (which also includes non-native currency agency bonds, sovereigns, supranationals, and local authority debt) and the U.S. Government Index (which includes U.S. Treasury debt). The index includes both callable and non-callable agency securities that are publicly issued by U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government (such as USAID securities).

12

Sentinel Variable Products Bond Fund

Performance Notes (Unaudited)

Graph ending values are based upon an initial investment of $10,000; graph and total return data assume reinvestment of all distributions using net asset values. Fund performance data includes all operating expenses but does not reflect any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of such charges, total returns would have been lower. Data shown represents past performance; past performance does not guarantee future results; current performance may be higher or lower than that shown. Investment return and principal value will vary so that you may have a gain or loss when you sell shares. Consider a fund’s objectives, risks, charges and expenses carefully before investing. The Prospectus contains this and other information. Please read the Prospectus carefully before you invest.

Growth of a $10,000 Investment

From Inception through December 31, 2008

The total annual operating expense ratio set forth in the prospectus dated May 1, 2008, as supplemented, for the Sentinel Variable Products Bond Fund is
0.76%. The expense ratio shown in the Fund’s prospectus may differ from the actual expense ratios for the Fund’s latest fiscal year shown in the Financial
Highlights statement in this report. The expense ratios shown in the prospectus are based on the prior fiscal year, adjusted to reflect changes, if any, in contractual arrangements.

Fixed income securities are subject to credit and interest rate risks. Bond values will generally decrease when interest rates rise and will generally increase when interest rates fall. Mortgage-backed securities (MBS) are subject to pre-payment risk. Fund shares are not insured or guaranteed by the U.S.
government or its agencies.

The data shown in these graphs and tables do not reflect the effect of any taxes on fund distributions or redemptions.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index made up of the Barclays Capital Government/Corporate Bond Index, Mortgage-
Backed Securities Index, and Asset-Backed Securities Index, and includes securities that are of investment-grade quality, have at least one year to maturity, and have an outstanding par value of at least $100 million. An investment cannot be made directly in an index.
The Barclays Capital U.S. Mortgage Backed Securities (MBS) Index is an unmanaged index of agency mortgage-backed passthrough securities (both fixed-
rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). An investment cannot be made in an index.
                                                                       13

Sentinel Variable Products Bond Fund

Fund Profile
at December 31, 2008

Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			7.0%	4 yrs. to 5.99 yrs.			8.8%
1 yr. to 2.99 yrs.			51.9%	6 yrs. to 7.99 yrs.			10.8%
3 yrs. to 3.99 yrs.			18.8%	8 yrs. and over			2.7%
Average Effective Duration (for all Fixed Income Holdings) 3.1 years**

Top 10 Holdings*

		Maturity Percent of				Maturity Percent of
Description	Coupon	Date Net Assets		Description	Coupon	Date Net Assets
GNR 02-67 ZA	6.00%	09/20/32	6.3%
GNMA 673818X	6.00%	08/15/38	5.5%	FNMA 909166	6.00%	03/01/38	3.6%
GNMA 675054X	5.50%	01/15/23	4.5%	FNR 06-63 VH	6.50%	03/25/23	3.6%
GNR 01-56 PT	6.00%	11/20/31	4.3%	FHR 2454 BK	6.50%	05/15/32	3.5%
GNMA 665936	6.00%	01/15/38	4.2%	FHR 2102 PE	6.50%	12/15/28	3.5%
FNR 1999 32	6.00%	07/25/29	3.8%	Total of Net Assets			42.8%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at December 31, 2008
	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 68.9%			FNR 06-88 BV			Mortgage-Backed Securities:
U.S. Government Agency			6.5%, 11/25/25	1,500M	$ 1,586,404	15-Year:
Obligations 68.9%			FNR 1999 32			GNMA 679437X
Federal Home Loan Mortgage			6%, 07/25/29	2,159M	2,257,635	6%, 11/15/22	1,024M	$1,079,526
Corporation 8.8%			FNR 01-46 ZG			GNMA 675054X
Collateralized Mortgage Obligations:			6%, 09/25/31	1,172M	1,213,811	5.5%, 01/15/23	2,538M	2,661,779
			FNR 01-59 Z					3,741,305
FHR 3181 BV			7%, 11/25/31	1,745M	1,865,890	30-Year:
6.5%, 06/15/26	1,000M	$ 1,074,508			10,712,902	GNMA 665936
FHR 2102 PE			Mortgage-Backed Securities:			6%, 01/15/38	2,422M	2,503,612
6.5%, 12/15/28	1,982M	2,072,174
FHR 2454 BK			30-Year:			GNMA 691224
6.5%, 05/15/32	2,000M	2,099,777	FNMA 909166			6%, 06/15/38	1,962M	2,028,416
Total Federal Home Loan			6%, 03/01/38	2,108M	2,172,491	GNMA 691235
		5,246,459	Total Federal National			6%, 06/15/38	1,967M	2,033,362
Mortgage Corporation			Mortgage Association		12,885,393	GNMA 673818X
Federal National Mortgage			Government National Mortgage			6%, 08/15/38	3,181M	3,287,952
Association 21.6%			Corporation 38.5%			GNMA 687929
Collateralized Mortgage Obligations:			Collateralized Mortgage Obligations:			6.5%, 09/15/38	991M	1,032,948
FNR 06-63 VH			GNR 01-56 PT
6.5%, 03/25/23	2,000M	2,136,792	6%, 11/20/31	2,500M	2,595,087
FNR 06-78 BV			GNR 02-67 ZA
6.5%, 06/25/23	1,000M	1,067,389	6%, 09/20/32	3,634M	3,760,535
FNR 06-66 NV
6.5%, 02/25/24	551M	584,981			6,355,622

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

GNMA 695261X			Capital One Financial Corp.			Rockies Express Pipeline LLC
6.5%, 09/15/38	1,950M	$2,031,800	6.15%, 09/01/16	500M	$352,337	6.25%, 07/15/13 (b)	500M	$ 492,756
		12,918,090	Chubb Corp.			Sempra Energy
Total Government National			6.375%, 04/15/17	500M	310,531	9.8%, 02/15/19	500M	558,745
Mortgage Corporation		23,015,017	Goldman Sachs Capital II			TransCanada Pipelines Ltd.
Total U.S. Government			5.793%, 12/29/49	500M	192,329	7.25%, 08/15/38	500M	499,219
Obligations			Hanover Insurance Group, Inc.					4,607,033
(Cost $40,322,390)		41,146,869	7.625%, 10/15/25	325M	196,625	Total Bonds
			JPMorgan Chase & Co			(Cost $19,424,785)		17,709,477
Bonds 29.7%			7.9%, 04/29/49	500M	417,013
Basic Industry 4.3%			Merrill Lynch & Co, Inc.			Total Investments 98.6%
Airgas, Inc.			6.15%, 04/25/13	500M	495,906	(Cost $59,747,175)†		58,856,346
7.125%, 10/01/18 (b)	500M	428,750	MetLife, Inc.			Other Assets in Excess of
Alcan, Inc.			5%, 06/15/15	500M	468,977	Liabilities 1.4%		824,021
6.125%, 12/15/33	500M	306,240	Prologis			Net Assets 100.0%		$ 59,680,367
Int'l. Paper Co.			6.625%, 05/15/18	500M	239,487
7.4%, 06/15/14	500M	410,287	Prudential Financial, Inc.
Mosaic Co.			6.625%, 12/01/37	500M	341,752	†	Cost for federal income tax purposes is
7.625%, 12/01/16 (b)	650M	520,718	Wells Fargo Capital XIII			$59,747,184. At December 31, 2008
Pactiv Corp.			7.7%, 12/29/49	500M	413,006	unrealized depreciation for federal income
5.875%, 07/15/12	500M	466,053			3,920,138	tax purposes aggregated $890,838 of which
Rexam PLC						$1,241,454 related to appreciated securities
6.75%, 06/01/13 (b)	500M	442,827	Telecommunications 2.3%			and $2,132,292 related to depreciated
		2,574,875	AT&T, Inc.			securities.
			5.6%, 05/15/18	500M	509,994
Capital Goods 1.5%			Telecom Italia Capital SA			(b)	Security exempt from registration under
L-3 Communications Corp.			6.999%, 06/04/18	500M	406,277	Rule 144A of the Securities Act of 1933,
						as amended. These securities may be
7.625%, 06/15/12	500M	490,000	Time Warner Cable, Inc.			resold in transactions exempt from
Xerox Corp.			6.2%, 07/01/13	500M	473,400	registrations, normally to qualified
6.35%, 05/15/18	500M	391,688			1,389,671	institutional buyers. At December 31,
		881,688	Transportation 2.2%			2008, the market value of rule 144A
Consumer Staple 1.7%			Canadian Pacific Railway Co.			securities amounted to $2,795,828 or
Kraft Foods, Inc.			6.5%, 05/15/18	500M	441,712	4.68% of net assets.
6.75%, 02/19/14	500M	519,441	ERAC USA Finance Co.
Safeway, Inc.			5.8%, 10/15/12 (b)	500M	418,602
6.25%, 03/15/14	500M	503,143	Waste Management, Inc.
		1,022,584	6.1%, 03/15/18	500M	433,199
Energy 3.4%					1,293,513
Chesapeake Energy Corp.			Utilities 7.7%
6.875%, 11/15/20	500M	362,500	Buckeye Partners LP
OPTI Canada, Inc.			4.625%, 07/15/13	500M	425,512
8.25%, 12/15/14	500M	272,500	Dynegy Holdings, Inc.
Quicksilver Resources, Inc.			7.75%, 06/01/19	500M	347,500
7.125%, 04/01/16	500M	270,000	Enterprise Products
Sabine Pass LNG LP			Operating LLC
7.25%, 11/30/13	250M	183,750	9.75%, 01/31/14	500M	509,646
Transocean, Inc.			Kinder Morgan Energy
5.25%, 03/15/13	500M	464,825	Partners LP
XTO Energy, Inc.			9%, 02/01/19	500M	522,532
5.5%, 06/15/18	500M	466,400	Oncor Electric Delivery Co.
		2,019,975	7%, 05/01/32	500M	451,725
Financial 6.6%			Plains All American Pipeline LP
American Honda Finance			6.5%, 05/01/18	500M	399,398
Corp.			PNM Resources, Inc.
7.625%, 10/01/18 (b)	500M	492,175	9.25%, 05/15/15	500M	400,000

Sentinel Variable Products Common Stock Fund
(Unaudited)

Daniel J. Manion, CFA
Portfolio Manager

For the fiscal year ending December 31, 2008, the Sentinel Variable Products Common Stock Fund's total negative return of 33.04% compared favorably to both the negative 37.00% return on the S&P 500 Index[1] and the negative 37.70% return for the Morningstar Insurance Product Fund Large Blend category[2].

The tumultuous sequence of failed financial institutions and paralyzed credit markets in late September and early October led to a precipitous fall in the equity markets, with declines across all sectors. Progressively weaker economic data throughout the year continued to point towards a deepening recession, confirmed officially at the end of December. Rising unemployment, continued asset depreciation and the absence of private capital flows took its toll on both the consumer and the corporate sector. Holiday spending levels were the worst in 17 years despite significant discounts, while the corporate sector contended with the need for hasty capacity rationalization and a prohibitively expensive cost of capital. Intense government intervention in the financial sector through ever-expanding capital injections managed to stem further high-profile bankruptcies, but the credit markets remained effectively closed.

During 2008, sound sector allocation and stock selection allowed the Fund to maintain a strong relative position against its peers. We maintained our overweight positions in Healthcare and Industrials versus the S&P 500 Index, along with our underweight positions in Consumer Discretionary and Financials to address our concerns of a continuing weaker economic scenario. Strong stock selection in the Consumer Discretionary, Financials, and Materials sectors positively impacted returns, along with our Healthcare holdings.

The Sentinel Variable Products Common Stock Fund's aim is to consistently deliver solid relative returns with moderate levels of risk throughout varied financial market conditions. We will continue to adhere to our long-held focus on reasonably valued, high-quality companies.

16

Sentinel Variable Products Common Stock Fund

Performance Notes (Unaudited)

Graph ending values are based upon an initial investment of $10,000; graph and total return data assume reinvestment of all distributions using net asset values. Fund performance data includes all operating expenses but does not reflect any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of such charges, total returns would have been lower. Data shown represents past performance; past performance does not guarantee future results; current performance may be higher or lower than that shown. Investment return and principal value will vary so that you may have a gain or loss when you sell shares. Consider a fund’s objectives, risks, charges and expenses carefully before investing. The Prospectus contains this and other information. Please read the Prospectus carefully before you invest.

Growth of a $10,000 Investment

From Inception through December 31, 2008

The total annual operating expense ratio set forth in the prospectus dated May 1, 2008, as supplemented, for the Sentinel Variable Products Common Stock Fund is 0.79% . The expense ratio shown in the Fund’s prospectus may differ from the actual expense ratios for the Fund’s latest fiscal year shown in the Financial Highlights statement in this report. The expense ratios shown in the prospectus are based on the prior fiscal year, adjusted to reflect changes, if any, in contractual arrangements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the funds owning such stocks to underperform investments that focus on small- or medium-capitalization stocks.

The data shown in these graphs and tables do not reflect the effect of any taxes on fund distributions or redemptions.

The S&P 500 Index is an unmanaged index considered representative of the U.S. stock market. An investment cannot be made directly in an index.

Sentinel Variable Products Common Stock Fund

Fund Profile
at December 31, 2008

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Health Care	17.2%	Consumer Staples	10.9%
Information Technology	14.7%	Consumer Discretionary	6.5%
Industrials	13.4%	Materials	3.3%
Energy	11.7%	Telecommunication Services	2.9%
Financials	11.0%	Utilities	1.1%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
ExxonMobil Corp.	3.3%	The Travelers Cos., Inc.	1.8%
Chevron Corp.	2.5%	Int'l. Business Machines Corp.	1.7%
United Technologies Corp.	2.4%	Johnson & Johnson	1.6%
Procter & Gamble Co.	2.3%	Time Warner, Inc.	1.5%
General Electric Co.	1.9%	Total of Net Assets	20.9%
PepsiCo, Inc.	1.9%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at December 31, 2008

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Common Stocks 92.7%			Energy 11.7%			Morgan Stanley	35,000	$ 561,400
Consumer Discretionary 6.5%			Baker Hughes, Inc.	30,000	$ 962,100	The Travelers Cos., Inc.	60,000	2,712,000
Comcast Corp.	125,000	$ 2,018,750	Chevron Corp.	50,000	3,698,500	US Bancorp	60,000	1,500,600
Gap, Inc.	75,000	1,004,250	EOG Resources, Inc.	11,200	745,696	Wells Fargo & Co.	63,300	1,866,084
McDonald's Corp.	20,000	1,243,800	ExxonMobil Corp.	60,000	4,789,800			16,152,298
McGraw-Hill Cos., Inc.	50,000	1,159,500	Noble Energy, Inc.	35,000	1,722,700	Health Care 17.2%
Nike, Inc.	20,000	1,020,000	Pride Int'l., Inc. *	37,500	599,250	Aetna, Inc.	50,000	1,425,000
Polo Ralph Lauren Corp.	3,900	177,099	Schlumberger Ltd.	30,000	1,269,900	Amgen, Inc. *	34,300	1,980,825
Time Warner, Inc.	217,800	2,191,068	Total SA ADR	30,000	1,659,000	Baxter Int'l., Inc.	25,000	1,339,750
TJX Cos., Inc.	15,000	308,550	Transocean Ltd. *	15,000	708,750	Becton Dickinson & Co.	25,500	1,743,945
Walt Disney Co.	20,000	453,800	Weatherford Int'l. Ltd. *	100,000	1,082,000	Bristol-Myers Squibb Co.	55,000	1,278,750
		9,576,817			17,237,696	Celgene Corp. *	17,500	967,400
Consumer Staples 10.9%			Financials 11.0%			Covidien Ltd.	35,000	1,268,400
Altria Group, Inc.	50,000	753,000	ACE Ltd.	25,000	1,323,000	Eli Lilly & Co.	15,000	604,050
CVS Caremark Corp.	75,000	2,155,500	American Express Co.	45,000	834,750	Gen-Probe, Inc. *	20,000	856,800
Diageo PLC ADR	35,000	1,985,900	Ameriprise Financial, Inc.	3,842	89,749	Gilead Sciences, Inc. *	35,000	1,789,900
HJ Heinz Co.	45,000	1,692,000	Bank of America Corp.	100,000	1,408,000	Johnson & Johnson	40,000	2,393,200
Kellogg Co.	25,000	1,096,250	Bank of New York Mellon			Medco Health Solutions,
Kimberly-Clark Corp.	12,000	632,880	Corp.	50,000	1,416,500	Inc. *	10,000	419,100
Kraft Foods, Inc.	30,000	805,500	Citigroup, Inc.	75,000	503,250	Medtronic, Inc.	50,000	1,571,000
PepsiCo, Inc.	50,000	2,738,500	Goldman Sachs Group, Inc.	8,500	717,315	Merck & Co., Inc.	50,000	1,520,000
Philip Morris Int'l., Inc.	20,000	870,200	JPMorgan Chase & Co.	40,000	1,261,200	Pfizer, Inc.	110,000	1,948,100
Procter & Gamble Co.	55,000	3,400,100	Marsh & McLennan Cos.,			Schering-Plough Corp.	71,200	1,212,536
		16,129,830	Inc.	60,000	1,456,200	St. Jude Medical, Inc. *	35,000	1,153,600
			Moody's Corp.	25,000	502,250

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund

Shares		Value		Shares	Value
		(Note 2)			(Note 2)
Teva Pharmaceutical			Pactiv Corp. *	60,000	$ 1,492,800
Industries Ltd. ADR	25,000	$ 1,064,250	Praxair, Inc.	17,000	1,009,120
Zimmer Holdings, Inc. *	20,000	808,400			4,875,320
		25,345,006	Telecommunication Services 2.9%
Industrials 13.4%			America Movil SA de CV
Boeing Co.	30,000	1,280,100	ADR	30,000	929,700
Canadian National			AT&T, Inc.	40,000	1,140,000
Railway Co.	23,100	849,156	Rogers Communications,
Caterpillar, Inc.	15,000	670,050	Inc.	34,600	1,040,768
Deere & Co.	30,000	1,149,600	Verizon Communications,
General Dynamics Corp.	20,000	1,151,800	Inc.	25,000	847,500
General Electric Co.	175,000	2,835,000	Vodafone Group PLC ADR	17,500	357,700
Honeywell Int'l., Inc.	65,000	2,133,950			4,315,668
Northrop Grumman Corp.	40,000	1,801,600	Utilities 1.1%
Rockwell Automation, Inc.	30,000	967,200	Entergy Corp.	10,000	831,300
Tyco Int'l. Ltd.	30,000	648,000	NRG Energy, Inc. *	35,000	816,550
Union Pacific Corp.	16,200	774,360			1,647,850
United Technologies Corp.	65,000	3,484,000	Total Common Stocks
Waste Management, Inc.	60,000	1,988,400	(Cost $168,807,615)		136,625,376
		19,733,216	Principal
			Amount
Information Technology 14.7%				(M=$1,000)
Accenture Ltd.	47,700	1,564,083
Activision Blizzard, Inc. *	80,000	691,200	Corporate Short-Term Notes 2.7%
			Alcon Capital Corp.
Adobe Systems, Inc. *	40,000	851,600	0.01%, 01/06/09	3,000M	2,999,996
Broadcom Corp. *	75,000	1,272,750	Hewlett Packard
Cisco Systems, Inc. *	75,000	1,222,500	0.2%, 01/06/09	1,010M	1,009,972
Dolby Laboratories, Inc. *	40,000	1,310,400	Total Corporate Short-Term Notes
EMC Corp. *	125,000	1,308,750	(Cost $4,009,968)		4,009,968
Intel Corp.	50,000	733,000	Total Investments 95.4%
Intersil Corp.	75,000	689,250	(Cost $172,817,583)†		140,635,344
Int'l. Business Machines			Other Assets in Excess of
Corp.	30,000	2,524,800	Liabilities 4.6%		6,720,353
KLA-Tencor Corp.	50,000	1,089,500	Net Assets 100.0%		$ 147,355,697
Microsoft Corp.	75,000	1,458,000
Motorola, Inc.	100,000	443,000	*	Non-income producing
NetApp, Inc. *	112,500	1,571,625	†	Cost for federal income tax purposes is
Nokia Corp. ADR	100,000	1,560,000	$173,015,460. At December 31, 2008
Qualcomm, Inc.	8,500	304,555	unrealized depreciation for federal income
			tax purposes aggregated $32,380,116 of
SAP AG ADR	40,000	1,448,800	which $4,884,933 related to appreciated
Seagate Technology	50,000	221,500	securities and $37,265,049 related to
Texas Instruments, Inc.	75,000	1,164,000	depreciated securities.
Tyco Electronics Ltd.	11,250	182,362	ADR - American Depository Receipt
		21,611,675
Materials 3.3%
EI Du Pont de Nemours &
Co.	60,000	1,518,000
Freeport-McMoRan
Copper & Gold, Inc.	35,000	855,400

19

Sentinel Variable Products Mid Cap Growth Fund

(Unaudited)

For the year ended December 31st, the Sentinel Variable Products Mid Cap Growth Fund
was down 46.05% which compares to the negative 44.32% return for the Russell Midcap
Growth Index[1] and the negative 45.19% return of the Morningstar Insurance Product
Fund Mid-Cap Growth category[2].
2008 was a very tough year for equity markets on a global scale. In the U.S. markets, the pain was particularly acute in mid cap growth stocks. For the year, the Russell 2000 Index[3]
fell 33.79%, the S&P 500 Index[4] fell 37.00% while the Russell Midcap Growth Index fell
44.32%. Furthermore value stocks outperformed growth by 9.50% when comparing the
Russell 2500 Value Index[5] to the Russell 2500 Growth Index[6]. Clearly, the Fund was in the
crosshairs of some difficult market dynamics.
In 2008, our holdings in Consumer Discretionary and Consumer Staples were outperformers compared to the Russell Midcap Growth Index. Within the Consumer
Discretionary sector, our holdings in Dollar Tree Inc., Strayer Education Inc. and Burger
King Holdings Inc. boosted portfolio performance. In Consumer Staples, positive stock selection was driven by performance from McCormick & Co., UST and H.J. Heinz Co.
Our results in Industrials and Health Care lagged the benchmark. Poor stock selection in both sectors drove the underperformance. Poor stock selection within the Industrials sector was most evident in BE Aerospace Inc., Polypore International Inc. and JA Solar
Holdings Co. Ltd. Within Health Care, stock price declines at Covance Inc., Hologic Inc.
and Life Technologies Corp. most negatively affected performance.
On December 15, 2008, the investment team led by Charles Schwartz and Betsy Pecor assumed management of the Sentinel Variable Products Mid Cap Growth Fund. This
team currently manages the Sentinel Variable Products Small Company Fund.

1 The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher price-to-book ratios and higher relative forecasted growth rates. An investment cannot be made directly in an index.
2 An average of funds within the particular category as determined by Morningstar based on investment styles as measured by their underlying portfolio holdings.
3 The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. An investment cannot be made directly in an index.
4 The S&P 500 Index is an unmanaged index considered representative of the U.S. stock market. An investment cannot be made directly in an index
5 The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell
2500 companies with lower price-to-book ratios and lower forecasted growth values. An investment cannot be made directly in an index.
6 The Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those
Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. An investment cannot be made directly in an index.

Sentinel Variable Products Mid Cap Growth Fund

Performance Notes (Unaudited)

Graph ending values are based upon an initial investment of $10,000; graph and total return data assume reinvestment of all distributions using net asset values. Fund performance data includes all operating expenses but does not reflect any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of such charges, total returns would have been lower. Data shown represents past performance; past performance does not guarantee future results; current performance may be higher or lower than that shown. Investment return and principal value will vary so that you may have a gain or loss when you sell shares. Consider a fund’s objectives, risks, charges and expenses carefully before investing. The Prospectus contains this and other information. Please read the Prospectus carefully before you invest.

Growth of a $10,000 Investment

From Inception through December 31, 2008

The total annual operating expense ratio set forth in the prospectus dated May 1, 2008, as supplemented, for the Sentinel Variable Products Mid Cap Growth Fund is 0.86% . The expense ratio shown in the Fund’s prospectus may differ from the actual expense ratios for the Fund’s latest fiscal year shown in the Financial Highlights statement in this report. The expense ratios shown in the prospectus are based on the prior fiscal year, adjusted to reflect changes, if any, in contractual arrangements.

Midsized company stocks can be more volatile than large company stocks.

The data shown in these graphs and tables do not reflect the effect of any taxes on fund distributions or redemptions.

The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher price-to-book ratios and higher relative forecasted growth rates. An investment cannot be made directly in an index.

Sentinel Variable Products Mid Cap Growth Fund

Fund Profile
at December 31, 2008

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	17.1%	Energy	7.9%
Industrials	16.0%	Consumer Staples	6.4%
Health Care	15.4%	Materials	1.8%
Consumer Discretionary	14.9%	Telecommunication Services	1.7%
Financials	10.2%	Utilities	1.5%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
McAfee, Inc.	2.0%	Burger King Holdings, Inc.	1.7%
Dolby Laboratories, Inc.	2.0%	Ritchie Bros Auctioneers, Inc.	1.6%
Stericycle, Inc.	1.9%	Cognizant Technology Solutions Corp.	1.6%
Strayer Education, Inc.	1.8%	Marriott Int'l., Inc.	1.6%
Altera Corp.	1.8%	Total of Net Assets	17.7%
Equinix, Inc.	1.7%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at December 31, 2008

Shares		Value	Shares		Value	Shares		Value
		(Note 2)			(Note 2)			(Note 2)
Common Stocks 92.9%			McCormick & Co., Inc.	6,030	$ 192,116	HCC Insurance Holdings,
Consumer Discretionary 14.9%					861,770	Inc.	5,520	$ 147,660
Bed Bath & Beyond, Inc. *	5,350	$135,997	Energy 7.9%			Home Properties,
Burger King Holdings, Inc.	9,400	224,472	Cameron Int'l. Corp. *	4,320	88,560	Inc. (b)(c)	150	6,090
Cablevision Systems Corp.	6,200	104,408	Consol Energy, Inc.	4,150	118,607	Invesco Ltd.	9,400	135,736
Coach, Inc. *	6,490	134,797	Continental Resources,			Investment Technology
Darden Restaurants, Inc.	6,550	184,579	Inc. *	1,700	35,207	Group, Inc. *	1,430	32,490
Dick's Sporting Goods,			Diamond Offshore Drilling,			Northern Trust Corp.	1,170	61,004
Inc. *	8,900	125,579	Inc.	1,430	84,284	optionsXpress Holdings,
Dollar Tree, Inc. *	2,150	89,870	IHS, Inc. *	3,780	141,448	Inc.	3,450	46,092
						People's United Financial,
GameStop Corp. *	5,800	125,628	National Oilwell Varco,			Inc.	7,560	134,795
Gildan Activewear, Inc. *	7,100	83,496	Inc. *	3,880	94,827	RLI Corp.	1,170	71,557
Marriott Int'l., Inc.	11,050	214,922	PetroHawk Energy Corp. *	7,730	120,820	Signature Bank *	2,550	73,159
Penn National Gaming,			Range Resources Corp.	4,490	154,411	SPDR KBW Regional
Inc. *	7,150	152,867	Southwestern Energy Co. *	4,700	136,159	Banking ETF *	4,000	116,640
Strayer Education, Inc.	1,120	240,139	Weatherford Int'l. Ltd. *	8,800	95,216	T Rowe Price Group, Inc.	4,700	166,568
VF Corp.	3,450	188,957			1,069,539	Willis Group Holdings Ltd.	1,750	43,540
		2,005,711	Financials 10.2%			Zions Bancorporation	1,250	30,638
Consumer Staples 6.4%			Affiliated Managers Group,					1,373,600
Alberto-Culver Co.	6,130	150,246	Inc. *	2,860	119,891	Health Care 15.4%
Chattem, Inc. *	1,430	102,288	Cullen/Frost Bankers, Inc.	1,380	69,938	BioMarin
Church & Dwight Co., Inc.	2,660	149,279	Digital Realty Trust,			Pharmaceuticals, Inc. *	8,170	145,426
			Inc. * (b)	2,350	77,197
Flowers Foods, Inc.	5,670	138,121	Endurance Specialty			Bio-Rad Laboratories,
HJ Heinz Co.	3,450	129,720	Holdings Ltd.	1,330	40,605	Inc. *	1,020	76,816
						Covance, Inc. *	3,470	159,724

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Mid Cap Growth Fund

Shares	Value	Shares	Value
(Note 2)	(Note 2)
CR Bard, Inc.	1,530	$128,918	MEMC Electronic
Express Scripts, Inc. *	3,420	188,032	Materials, Inc. *	4,290	$61,261
Gen-Probe, Inc. *	4,900	209,916	Nuance Communications,
Laboratory Corp of	Inc. *	17,060	176,741
America Holdings *	2,250	144,922	Trimble Navigation Ltd. *	7,460	161,211
Life Technologies Corp. *	7,800	181,818	2,313,508
MedAssets, Inc. *	6,920	101,032	Materials 1.8%
NuVasive, Inc. *	6,000	207,900	Freeport-McMoRan
Shire Ltd. ADR *	3,780	169,268	Copper & Gold, Inc.	2,860	69,898
St. Jude Medical, Inc. *	5,110	168,426	Pactiv Corp. *	3,780	94,047
Techne Corp.	50	3,226	Steel Dynamics, Inc.	6,950	77,701
Varian Medical Systems,	241,646
Inc. *	5,600	196,224	Telecommunication Services 1.7%
2,081,648	American Tower Corp. *	2,450	71,834
Industrials 16.0%	MetroPCS
Agco Corp. *	4,900	115,591	Communications, Inc. *	10,750	159,638
Ametek, Inc.	5,820	175,822	231,472
BE Aerospace, Inc. *	9,090	69,902	Utilities 1.5%
Bucyrus Int'l., Inc.	7,050	130,566	ITC Holdings Corp.	4,700	205,296
Total Investments 92.9%
Copart, Inc. *	3,780	102,778	(Cost $14,845,005)†	12,540,669
Corrections Corp of
America *	5,150	84,254	Other Assets in Excess of
Liabilities 7.1%
Expeditors Int'l. of	960,916
Washington, Inc.	2,150	71,531	Net Assets 100.0%	$ 13,501,585
Fastenal Co.	3,060	106,641
First Solar, Inc. *	700	96,572
*	Non-income producing
Healthcare Services Group	6,950	110,714	†	Cost for federal income tax purposes is
Jacobs Engineering	$15,057,932. At December 31, 2008
Group, Inc. *	3,680	177,008	unrealized depreciation for federal income
Precision Castparts Corp.	2,250	133,830	tax purposes aggregated $2,517,263 of
Republic Services, Inc.	8,270	205,013	which $417,646 related to appreciated
securities and $2,934,909 related to
Ritchie Bros Auctioneers,	depreciated securities.
Inc.	10,300	220,626
Stericycle, Inc. *	5,010	260,921	(b)	Real Estate Investment Trusts
(c)	Return of Capital paid during the fiscal
Waste Connections, Inc. *	3,000	94,710	period
2,156,479	ADR	-	American Depository Receipt
Information Technology 17.1%	ETF	-	Exchange Traded Fund
Activision Blizzard, Inc. *	23,090	199,498	SPDR	-	Standard & Poor's Depository Receipts
Altera Corp.	14,300	238,953
Amphenol Corp.	8,270	198,315
Ansys, Inc. *	6,130	170,966
Citrix Systems, Inc. *	5,210	122,800
Cognizant Technology
Solutions Corp. *	12,050	217,623
Dolby Laboratories, Inc. *	8,070	264,373
Equinix, Inc. *	4,390	233,504
McAfee, Inc. *	7,760	268,263

Sentinel Variable Products Money Market Fund
(Unaudited)

David M. Brownlee, CFA
Portfolio Manager

For the fiscal year ending December 31, 2008, the Sentinel Variable Products Money Market Fund's (the Fund) 7-day yield decreased 140 basis points to 0.38% while the iMoneyNet/First Tier's[1] (Index) 7-day yield decreased 100 basis points to 0.90%. On an expense-adjusted basis, the Fund's 7-day yield was 0.91%. At quarter end the Fund's average maturity was 34 days as compared to the Index's maturity of 51 days. The Fund's average price deviation for the fourth quarter was well below the deviation zone of 0.5%. The money market securities held by the Fund during this quarter were all of sound, stable credit quality, and no credit downgrades were experienced.

Short-term rate trends decreased dramatically for the fourth quarter 2008. The federal funds, discount and prime rates decreased 175 basis points to 0.25%, 0.50%, and 3.25%, respectively. 90-day commercial paper fell 307 basis points to 0.69% and 90-day certificates of deposit declined 295 basis points to 1.06%. The 90-day Treasury bills dropped 76 basis points to 0.03%.

In its attempt to ease credit market turmoil, the Federal Reserve made three cuts during the fourth quarter totaling 175 basis points.

David M Brownlee

Average Annual Total Returns (as of December 31, 2008)

1 year	3 years	5 years	10 years	Since Inception (11/30/00)
1.89%	3.75%	3.01%	—	2.63%

24

An investment in the Sentinel Variable Products Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Sentinel Variable Products Money Market Fund

Investment in Securities
at December 31, 2008
Principal			Principal				Principal
Amount		Value	Amount		Value		Amount	Value
(M=$1,000)		(Note 2)	(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 64.4%			Fannie Mae			United Parcel Service
U.S. Government Agency			2.15%, 01/14/09	450M $	449,650	0.95%, 01/05/09	500M $	499,947
Obligations 63.4%			Fannie Mae			Total Corporate Short-Term
Federal Home Loan Bank 33.5%			0.2%, 02/17/09	790M	789,794	Notes (Cost $8,537,401)		8,537,401
Agency Discount Notes:			Fannie Mae			Total Investments 102.0%
Federal Home Loan Bank			0.15%, 03/23/09	140M	139,953	(Cost $23,184,539)†		23,184,539
2.1%, 01/05/09	300M	$ 299,930	Fannie Mae			Excess of Liabilities Over
Federal Home Loan Bank			0.2%, 04/01/09	190M	189,905	Other Assets (2.0)%		(460,225)
3%, 01/05/09	1,500M	1,499,500	Fannie Mae
Federal Home Loan Bank			0.31%, 04/20/09	1,200M	1,198,874	Net Assets 100.0%		$ 22,724,314
0.36%, 01/08/09	460M	459,968	Total Federal National
Federal Home Loan Bank			Mortgage Association		4,482,685
0.07%, 01/16/09	1,400M	1,399,959	Total U.S. Government			† Also cost for federal income tax purposes.
Federal Home Loan Bank			Agency Obligations		14,417,271
0.2%, 02/18/09	640M	639,829	U.S. Treasury Obligations 1.0%
Federal Home Loan Bank			U.S. Treasury Bill 1.0%
0.22%, 02/19/09	545M	544,837	U.S. Treasury Bill
Federal Home Loan Bank			0.993%, 01/22/09	230M	229,867
0.25%, 03/16/09	200M	199,897	Total U.S. Treasury
Federal Home Loan Bank			Obligations		229,867
0.2%, 03/18/09	300M	299,874
Federal Home Loan Bank			Total U.S. Government
0.2%, 03/26/09	700M	699,674	Obligations
Federal Home Loan Bank			(Cost $14,647,138)		14,647,138
0.2%, 04/15/09	1,000M	999,422	Corporate Short-Term Notes 37.6%
Federal Home Loan Bank			Caterpillar Financial
0.25%, 04/30/09	370M	369,694	0.15%, 01/02/09	800M	799,997
Federal Home Loan Bank			Chevron Oil Finance Co.
0.26%, 04/30/09	200M	199,828	0.25%, 03/02/09	325M	324,865
Total Federal Home Loan			Coca-Cola Co.
Bank		7,612,412	1.2%, 01/27/09	400M	399,653
Federal Home Loan Mortgage			1.45%, 01/14/09	645M	644,662
Corporation 10.2%			Hewlett Packard
Agency Discount Notes:			0.2%, 01/06/09	890M	889,975
Freddie Mac			0.4%, 03/04/09	280M	279,807
2.1%, 01/05/09	253M	252,941	Microsoft Corp.
Freddie Mac			0.25%, 01/16/09	1,000M	999,896
2.15%, 01/06/09	750M	749,776	Nestle Capital Corp.
Freddie Mac			0.85%, 01/20/09	900M	899,596
0.4%, 01/15/09	465M	464,927	New Jersey Natural Gas
Freddie Mac			0.55%, 01/08/09	1,100M	1,099,882
0.896%, 02/11/09	255M	254,740	Procter & Gamble
Freddie Mac			1.6%, 01/12/09	1,050M	1,049,487
0.15%, 03/26/09	600M	599,790	Reckitt Ben Plc
Total Federal Home Loan			1.45%, 01/15/09	650M	649,634
Mortgage Corporation		2,322,174
Federal National Mortgage
Association 19.7%
Agency Discount Notes:
Fannie Mae
0.02%, 01/02/09	665M	664,999
Fannie Mae
2.8%, 01/07/09	1,050M	1,049,510

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund
(Unaudited)

For the year ended December 31, 2008, the Sentinel Variable Products Small Company Fund was down 32.29% which compared very well to the Morningstar Insurance Product Fund Small Cap Growth category[1] return of negative 40.85% and the Russell 2000 Index[2] return of negative 33.79%, but did lag the S&P Small Cap 600 Index[3] which came in at negative 31.07%.

In a sharp reversal from a late rally in the prior year, the market turned drastically lower to start 2008. This appeared to set the tone for an environment of dramatic moves in the year with significant sector rotation as well as huge swings in leadership between growth and value. However, the shocks to the financial markets experienced during the third quarter snowballed into one of the worst markets we have ever seen and made the first quarter's downdrafts look mild by comparison. Consistent with our conservative growth investment discipline, the Sentinel Variable Products Small Company Fund offered our shareholders less volatility this year than our Morningstar peer group in this very challenging market.

For the year through December 31st, the Fund performed better than the Russell 2000 Index. The Fund's holdings in the Consumer Discretionary, Industrials and Information Technology sectors did well compared to the corresponding sectors in the Russell 2000 Index. Within the Consumer Discretionary sector, good performance was the result of our lack of exposure to Autos and Media as well as good stock selection in the sector. In the Industrials sector, our good stock selection was strong in the Capital Goods and Transportation groups within the sector. Our holdings in Software & Services held up well and led to our outperformance within the Information Technology sector. We experienced weakness from our positions in Financials and Materials compared to the Russell 2000. Within Financials, our underweight and stock selection in Banks were a drag on results; and within Materials, our holdings in Chemicals as well as Metals & Mining lagged for the period.

We believe our focus on building a well-balanced portfolio of high quality small companies that have solid financial characteristics while maintaining a critical eye on valuation gives confidence in our aim to continue to deliver solid risk-adjusted returns. A disciplined execution of our conservative growth style has served our shareholders well in the past and we are taking prudent measures toward aligning the Sentinel Variable Products Small Company Fund for continued long-term success.

Charles C. Schwartz Betsy G. Pecor

Betsy Pecor, CFA
Lead Portfolio Manager

Charles C. Schwartz, CFA
Co-Portfolio Manager

26

Sentinel Variable Products Small Company Fund

Performance Notes (Unaudited)

Graph ending values are based upon an initial investment of $10,000; graph and total return data assume reinvestment of all distributions using net asset values. Fund performance data includes all operating expenses but does not reflect any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of such charges, total returns would have been lower. Data shown represents past performance; past performance does not guarantee future results; current performance may be higher or lower than that shown. Investment return and principal value will vary so that you may have a gain or loss when you sell shares. Consider a fund’s objectives, risks, charges and expenses carefully before investing. The Prospectus contains this and other information. Please read the Prospectus carefully before you invest.

Growth of a $10,000 Investment

From Inception through December 31, 2008

The total annual operating expense ratio set forth in the prospectus dated May 1, 2008, as supplemented, for the Sentinel Variable Products Small Company Fund is 0.80% . The expense ratio shown in the Fund’s prospectus may differ from the actual expense ratios for the Fund’s latest fiscal year shown in the Financial Highlights statement in this report. The expense ratios shown in the prospectus are based on the prior fiscal year, adjusted to reflect changes, if any, in contractual arrangements.

Small company stocks can be more volatile than large company stocks.
The data shown in these graphs and tables do not reflect the effect of any taxes on fund distributions or redemptions.
The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. An investment cannot be made directly in an index.
The S&P SmallCap 600 Index covers approximately 3% of the domestic equities market. The index is designed to be an efficient portfolio of companies that meet specific inclusion criteria to ensure that they are investable and financially viable. An investment cannot be made directly in an index.

Sentinel Variable Products Small Company Fund

Fund Profile
at December 31, 2008

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Industrials	18.8%	Energy	6.4%
Information Technology	18.5%	Consumer Staples	6.3%
Health Care	15.5%	Materials	4.2%
Financials	14.8%	Telecommunication Services	1.0%
Consumer Discretionary	10.7%	Utilities	0.8%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Quality Systems, Inc.	2.0%	Aptargroup, Inc.	1.6%
HCC Insurance Holdings, Inc.	1.8%	Ansys, Inc.	1.6%
Endurance Specialty Holdings Ltd.	1.8%	Silgan Holdings, Inc.	1.6%
Waste Connections, Inc.	1.7%	Portfolio Recovery Associates, Inc.	1.5%
Chattem, Inc.	1.6%	Total of Net Assets	16.8%
LKQ Corp.	1.6%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at December 31, 2008

Shares		Value	Shares		Value	Shares		Value
		(Note 2)			(Note 2)			(Note 2)
Common Stocks 97.0%			Comstock Resources,			Investment Technology
Consumer Discretionary 10.7%			Inc. *	11,600	$ 548,100	Group, Inc. *	23,900 $	543,008
Burger King Holdings, Inc.	20,300	$ 484,764	Core Laboratories NV	10,700	640,502	Lexington Realty Trust (b)	33,800	169,000
Choice Hotels Int'l., Inc.	17,900	538,074	Dril-Quip, Inc. *	15,200	311,752	optionsXpress Holdings,
Dress Barn, Inc. *	38,150	409,731	NATCO Group, Inc. *	16,600	251,988	Inc.	38,900	519,704
Gildan Activewear, Inc. *	29,900	351,624	Oil States Int'l., Inc. *	17,300	323,337	Portfolio Recovery
Iconix Brand Group, Inc. *	51,000	498,780	Superior Energy Services,			Associates, Inc. *	21,400	724,176
LKQ Corp. *	68,100	794,046	Inc. *	28,000	446,040	Raymond James
						Financial, Inc.	24,100	412,833
Morningstar, Inc. *	11,000	390,500	Tetra Technologies, Inc. *	55,500	269,730	Selective Insurance Group	30,200	692,486
Phillips-Van Heusen Corp.	9,300	187,209			3,176,282			7,364,581
Snap-On, Inc.	10,700	421,366	Financials 14.8%			Health Care 15.5%
Tractor Supply Co. *	13,800	498,732	Bancorpsouth, Inc.	16,300	380,768	American Medical
Wolverine World Wide, Inc.	34,400	723,776	Corporate Office			Systems Holdings, Inc. *	48,400	435,116
			Properties Trust SBI
		5,298,602	MD (b)	14,800	454,360	Bio-Rad Laboratories,
Consumer Staples 6.3%			Delphi Financial Group,			Inc. *	9,500	715,445
Alberto-Culver Co.	20,000	490,200	Inc.	22,700	418,588	Catalyst Health Solutions,
Casey's General Stores,			Endurance Specialty			Inc. *	17,400	423,690
Inc.	13,200	300,564	Holdings Ltd.	29,700	906,741	Dionex Corp. *	9,610	431,008
Chattem, Inc. *	11,400	815,442	Glacier Bancorp, Inc.	23,700	450,774	Gen-Probe, Inc. *	12,200	522,648
Church & Dwight Co., Inc.	10,100	566,812	HCC Insurance Holdings,			Haemonetics Corp. *	5,930	335,045
Flowers Foods, Inc.	22,100	538,356	Inc.	34,100	912,175	Idexx Laboratories, Inc. *	13,030	470,122
Hain Celestial Group, Inc. *	21,100	402,799	Healthcare Realty Trust,			Immucor, Inc. *	16,700	443,886
		3,114,173	Inc. (b)(c)	16,100	378,028	Integra LifeSciences
Energy 6.4%			Home Properties, Inc. (b)(c)	9,900	401,940	Holdings Corp. *	15,100	537,107
Arena Resources, Inc. *	13,700	384,833				MedAssets, Inc. *	24,900	363,540

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund

Shares	Value	Shares	Value
(Note 2)	(Note 2)
Meridian Bioscience, Inc.	19,400	$ 494,118	Nuance Communications,
Millipore Corp. *	3,500	180,320	Inc. *	56,300	$ 583,268
NuVasive, Inc. *	9,300	322,245	Polycom, Inc. *	41,600	562,016
Sirona Dental Systems,	Power Integrations, Inc.	22,300	443,324
Inc. *	23,500	246,750	Progress Software Corp. *	22,600	435,276
Techne Corp.	7,900	509,708	Quality Systems, Inc.	22,900	998,898
Varian, Inc. *	16,750	561,293	Rofin-Sinar Technologies,
West Pharmaceutical	Inc. *	25,000	514,500
Services, Inc.	18,000	679,860	9,160,654
7,671,901	Materials 4.2%
Industrials 18.8%	Aptargroup, Inc.	22,400	789,376
American Reprographics	Carpenter Technology
Co. *	37,400	258,060	Corp.	18,100	371,774
Clarcor, Inc.	14,900	494,382	Flotek Industries, Inc. *	62,600	157,752
Copart, Inc. *	18,100	492,139	Silgan Holdings, Inc.	16,450	786,475
CRA Int'l., Inc. *	14,600	393,178	2,105,377
Curtiss-Wright Corp.	13,900	464,121	Telecommunication Services 1.0%
Dynamic Materials Corp.	21,900	422,889	Cbeyond, Inc. *	32,100	512,958
Forward Air Corp.	23,500	570,345	Utilities 0.8%
Healthcare Services Group	41,200	656,316	Atmos Energy Corp.	16,000	379,200
Heartland Express, Inc.	44,300	698,168	Total Investments 97.0%
Heico Corp.	9,900	286,704	(Cost $58,998,367)†	48,118,876
IDEX Corp.	21,800	526,470	Other Assets in Excess of
Interline Brands, Inc. *	11,980	127,348	Liabilities 3.0%	1,485,368
Kaydon Corp.	17,300	594,255	Net Assets 100.0%	$ 49,604,244
Moog, Inc. *	16,800	614,376
Ritchie Bros Auctioneers,
Inc.	23,860	511,081	*	Non-income producing
Rollins, Inc.	30,900	558,672	†	Cost for federal income tax purposes is
$59,089,832. At December 31, 2008
Toro Co.	14,000	462,000	unrealized depreciation for federal income
Wabtec Corp.	9,100	361,725	tax purposes aggregated $10,970,956 of
Waste Connections, Inc. *	26,700	842,919	which $3,326,427 related to appreciated
securities and $14,297,383 related to
9,335,148	depreciated securities.
Information Technology 18.5%	(b)	Real Estate Investment Trusts
Ansys, Inc. *	28,300	789,287	(c)	Return of Capital paid during the fiscal
Blackbaud, Inc.	25,200	340,200	period
Daktronics, Inc.	29,200	273,312	ADR	-	American Depository Receipt
Diodes, Inc. *	45,200	273,912	SBI	-	Shares Beneficial Interest
Factset Research
Systems, Inc.	6,900	305,256
Formfactor, Inc. *	27,500	401,500
Intersil Corp.	33,900	311,541
Jack Henry & Associates,
Inc.	25,000	485,250
Mettler Toledo Int'l. Inc *	8,600	579,640
Micros Systems, Inc. *	33,400	545,088
NeuStar, Inc. *	31,800	608,334
Nice Systems Ltd. ADR *	31,600	710,052

Statement of Assets and Liabilities

at December 31, 2008

	SVP	SVP	SVP
	Balanced	Bond	Common Stock
	Fund	Fund	Fund
Assets
Investments at value	$ 12,949,159	$ 58,856,346	$ 140,635,344
Cash	460,503	227,844	6,076,665
Receivable for securities sold	–	549,507	–
Receivable for fund shares sold	53,620	195,832	624,970
Receivable for dividends and interest	39,993	430,049	282,731
Total Assets	13,503,275	60,259,578	147,619,710

Liabilities
Payable to custodian bank	–	–	–
Payable for securities purchased	–	473,436	58,665
Payable for fund shares repurchased	4,362	53,949	75,894
Income dividend payable	–	–	–
Accrued expenses	11,488	26,851	58,583
Management fee payable	6,165	19,980	59,059
Fund service fee payable	1,121	4,995	11,812
Total Liabilities	23,136	579,211	264,013
Net Assets Applicable to Outstanding Shares	$ 13,480,139	$ 59,680,367	$ 147,355,697
Shares Outstanding	1,476,293	6,018,828	15,606,605
Net Asset Value and Maximum
Offering Price Per Share	$ 9.13	$ 9.92	$ 9.44

Net Assets Represent
Shares of beneficial interest at par value	$ 1,476	$ 6,019	$ 15,607
Paid-in capital	14,409,484	60,611,877	183,658,402
Accumulated undistributed net investment income (loss)	107,797	16,043	222,116
Accumulated undistributed net realized gain (loss)
on investments	(122,099)	(62,743)	(4,358,189)
Unrealized appreciation (depreciation) of investments	(916,519)	(890,829)	(32,182,239)
Net Assets	$ 13,480,139	$ 59,680,367	$ 147,355,697
Investments at Cost	$ 13,865,678	$ 59,747,175	$ 172,817,583

30	The accompanying notes are an integral part of the financial statements. Amounts designated as “-“ are either $0 or have been rounded to $0.

		Statement of Assets and Liabilities

	SVP	SVP	SVP
	Mid Cap Growth	Money Market	Small Company
	Fund	Fund	Fund
Assets
Investments at value	$ 12,540,669	$ 23,184,539	$ 48,118,876
Cash	959,823		3,125,272
Receivable for securities sold	262,354	–	129,547
Receivable for fund shares sold	21,925	896,661	92,057
Receivable for dividends and interest	10,519	–	36,420
Total Assets	13,795,290	24,081,200	51,502,172

Liabilities
Payable to custodian bank	–	103,932	–
Payable for securities purchased	260,077	–	1,660,080
Payable for fund shares repurchased	12,295	1,220,009	186,451
Income dividend payable	–	12,721	–
Accrued expenses	14,788	13,451	27,806
Management fee payable	5,454	4,838	19,659
Fund service fee payable	1,091	1,935	3,932
Total Liabilities	293,705	1,356,886	1,897,928
Net Assets Applicable to Outstanding Shares	$ 13,501,585	$ 22,724,314	$ 49,604,244
Shares Outstanding	2,015,526	22,724,314	5,331,489
Net Asset Value and Maximum
Offering Price Per Share	$ 6.70	$ 1.00	$ 9.30

Net Assets Represent
Shares of beneficial interest at par value	$ 2,016	$ 22,724	$ 5,331
Paid-in capital	19,923,177	22,701,590	63,805,973
Accumulated undistributed net investment income (loss)	–	74	94,715
Accumulated undistributed net realized gain (loss)
on investments	(4,119,272)	(74)	(3,422,284)
Unrealized appreciation (depreciation) of investments	(2,304,336)	–	(10,879,491)
Net Assets	$ 13,501,585	$ 22,724,314	$ 49,604,244
Investments at Cost	$ 14,845,005	$ 23,184,539	$ 58,998,367

Statement of Operations

for the year ended December 31, 2008

	SVP	SVP	SVP
	Balanced	Bond	Common Stock
	Fund	Fund	Fund
Investment
Income:
Dividends	$ 256,730	$ –	$ 2,932,131
Interest	324,070	2,603,140	120,959
Total Income	580,800	2,603,140	3,053,090

Expenses:
Management advisory fee	97,692	187,331	504,790
Transfer agent fees	9,633	10,333	13,833
Custodian fees	3,517	6,374	12,222
Accounting and administration services	17,767	46,836	139,810
Auditing fees	10,500	26,000	57,000
Legal fees	1,700	9,500	20,000
Printing fees	1,500	1,500	5,000
Trustees' and Chief Compliance
Officer's fees and expenses	3,500	9,000	28,000
Other	4,530	11,331	23,046
Total Expenses	150,339	308,205	803,701
Expense Offset	(3,417)	(5,624)	(8,221)
Net Expenses	146,922	302,581	795,480
Net Investment Income (Loss)	433,878	2,300,559	2,257,610

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on sales of investments	(111,527)	504,562	(4,310,828)
Net change in unrealized appreciation (depreciation)	(4,965,734)	(1,299,667)	(57,011,751)
Net Realized and Unrealized Gain (Loss)
on Investments	(5,077,261)	(795,105)	(61,322,579)
Net Increase (Decrease) in Net Assets
from Operations	$ (4,643,383)	$ 1,505,454	$ (59,064,969)

32 The accompanying notes are an integral part of the financial statements. Amounts designated as “-“ are either $0 or have been rounded to $0.

Statement of Operations

	SVP	SVP	SVP
	Mid Cap Growth	Money Market	Small Company
	Fund	Fund	Fund
Investment
Income:
Dividends	$ 116,029	$ –	$ 444,217
Interest	11,288	478,001	49,065
Total Income	127,317	478,001	493,282

Expenses:
Management advisory fee	106,604	50,366	244,585
Transfer agent fees	9,833	9,833	11,033
Custodian fees	13,151	4,792	15,123
Accounting and administration services	22,049	20,142	60,302
Auditing fees	9,500	12,500	25,000
Legal fees	1,500	3,500	5,000
Printing fees	1,000	1,000	3,000
Trustees' and Chief Compliance
Officer's fees and expenses	4,700	4,000	12,500
Other	2,831	2,866	7,678
Total Expenses	171,168	108,999	384,221
Expense Offset	(4,350)	(492)	(6,373)
Net Expenses	166,818	108,507	377,848
Net Investment Income (Loss)	(39,501)	369,494	115,434

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on sales of investments	(3,169,344)	–	(3,414,712)
Net change in unrealized appreciation (depreciation)	(9,380,063)	–	(19,233,004)
Net Realized and Unrealized Gain (Loss)
on Investments	(12,549,407)	–	(22,647,716)
Net Increase (Decrease) in Net Assets
from Operations	$ (12,588,908)	$ 369,494	$ (22,532,282)

Statement of Changes in Net Assets

	SVP		SVP			SVP
	Balanced		Bond		Common Stock
	Fund		Fund			Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ 433,878	$ 465,638	$ 2,300,559	$ 1,085,317	$ 2,257,610	$ 1,173,284
Net realized gain (loss) on sales
of investments	(111,527)	1,163,974	504,562	(8,347)	(4,310,828)	2,532,382
Net change in unrealized appreciation
(depreciation)	(4,965,734)	121,852	(1,299,667)	546,857	(57,011,751)	4,219,614
Net increase (decrease) in net assets
from operations	(4,643,383)	1,751,464	1,505,454	1,623,827	(59,064,969)	7,925,280

Distributions to Shareholders
From net investment income	(363,980)	(465,500)	(2,358,508)	(1,083,389)	(2,034,335)	(1,167,372)
From net realized gain on investments	(162,148)	(1,151,736)	–	–	(215,775)	(1,975,580)
Total distributions to shareholders	(526,128)	(1,617,236)	(2,358,508)	(1,083,389)	(2,250,110)	(3,142,952)

From Share Transactions
Net proceeds from sales of shares	4,486,266	3,577,421	47,765,940	9,100,973	126,122,068	35,745,330
Net asset value of shares in
reinvestment
of dividends and distributions	526,128	1,617,236	2,358,508	1,083,389	2,250,110	3,142,952
	5,012,394	5,194,657	50,124,448	10,184,362	128,372,178	38,888,282
Less: Payments for shares reacquired	(6,740,980)	(6,221,118)	(17,219,640)	(6,304,218)	(26,386,992)	(16,330,504)
Increase (decrease) in net assets from
capital share transactions	(1,728,586)	(1,026,461)	32,904,808	3,880,144	101,985,186	22,557,778
Total Increase (Decrease) in
Net Assets for period	(6,898,097)	(892,233)	32,051,754	4,420,582	40,670,107	27,340,106
Net Assets: Beginning of period	20,378,236	21,270,469	27,628,613	23,208,031	106,685,590	79,345,484
Net Assets: End of period	$ 13,480,139	$ 20,378,236	$ 59,680,367	$ 27,628,613	$ 147,355,697	$ 106,685,590
Undistributed Net Investment
Income (Loss) at End of Period	$ 107,797	$ 36,615	$ 16,043	$ 27,142	$ 222,116	$ -

34 The accompanying notes are an integral part of the financial statements. Amounts designated as “-“ are either $0 or have been rounded to $0.

Statement of Changes in Net Assets

		SVP		SVP		SVP
	Mid Cap Growth		Money Market		Small Company
		Fund		Fund		Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ (39,501)	$ (34,842)	$ 369,494	$ 1,019,921	$ 115,434	$ 321,595
Net realized gain (loss) on sales
of investments	(3,169,344)	1,932,953	–	–	(3,414,712)	6,816,229
Net change in unrealized appreciation
(depreciation)	(9,380,063)	3,154,280	–	–	(19,233,004)	(2,013,290)
Net increase (decrease) in net assets
from operations	(12,588,908)	5,052,391	369,494	1,019,921	(22,532,282)	5,124,534

Distributions to Shareholders
From net investment income	–	–	(369,494)	(1,019,921)	–	(386,576)
From net realized gain on investments	–	–	–	–	(849,023)	(6,216,556)
Total distributions to shareholders	–	–	(369,494)	(1,019,921)	(849,023)	(6,603,132)

From Share Transactions
Net proceeds from sales of shares	10,286,714	3,270,412	23,087,822	20,001,465	23,884,212	11,775,922
Net asset value of shares in reinvestment
of dividends and distributions	–	–	369,494	1,019,921	849,023	6,603,132
	10,286,714	3,270,412	23,457,316	21,021,386	24,733,235	18,379,054
Less: Payments for shares reacquired	(11,025,079)	(5,988,422)	(18,478,501)	(28,419,441)	(16,579,274)	(12,190,589)
Increase (decrease) in net assets from
capital share transactions	(738,365)	(2,718,010)	4,978,815	(7,398,055)	8,153,961	6,188,465
Total Increase (Decrease) in
Net Assets for period	(13,327,273)	2,334,381	4,978,815	(7,398,055)	(15,227,344)	4,709,867
Net Assets: Beginning of period	26,828,858	24,494,477	17,745,499	25,143,554	64,831,588	60,121,721
Net Assets: End of period	$ 13,501,585	$ 26,828,858	$ 22,724,314	$ 17,745,499	$ 49,604,244	$ 64,831,588
Undistributed Net Investment
Income (Loss) at End of Period	$ -	$ -	$ 74	$ 74	$ 94,715	$ 44,592

Financial Highlights
Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.
		Income From Investment Operations				Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
		value,	investment	securities (both	Total from	(from net	(from		Net asset
	Fiscal year	beginning	income	realized and	investment	investment	realized	Total	value, end of
Fund	(period ended)	of period	(loss)^	unrealized)^	operations	income)	gains)	distributions	period
Balanced
	12/31/04	$ 11.26	$ 0.20	$ 0.64	$ 0.84	$ 0.25	$ 0.40	$ 0.65	11.45
	12/31/05	11.45	0.26	0.39	0.65	0.27	0.20	0.47	11.63
	12/31/06	11.63	0.29	1.05	1.34	0.31	0.14	0.45	12.52
	12/31/07	12.52	0.29	0.77	1.06	0.31	0.77	1.08	12.50
	12/31/08	12.50	0.28	(3.28)	(3.00)	0.26	0.11	0.37	9.13
Bond
	12/31/04	10.25	0.46	0.03	0.49	0.48	0.15	0.63	10.11
	12/31/05	10.11	0.43	(0.25)	0.18	0.45	-	0.45	9.84
	12/31/06	9.84	0.48	(0.12)	0.36	0.48	-	0.48	9.72
	12/31/07	9.72	0.47	0.21	0.68	0.41	-	0.41	9.99
	12/31/08	9.99	0.50	(0.16)	0.34	0.41	-	0.41	9.92
Common Stock
	12/31/04	10.11	0.11	0.87	0.98	0.11	-	0.11	10.98
	12/31/05	10.98	0.13	0.71	0.84	0.13	-	0.13	11.69
	12/31/06	11.69	0.19	1.70	1.89	0.19	-	0.19	13.39
	12/31/07	13.39	0.19	1.18	1.37	0.16	0 .28	0.44	14.32
	12/31/08	14.32	0.20	(4.93)	(4.73)	0.14	0 .01	0.15	9.44
Mid Cap Growth
	12/31/04	8.27	(0.04)	1.06	1.02	-	-	-	9.29
	12/31/05	9.29	(0.01)	0.36	0.35	-	-	-	9.64
	12/31/06	9.64	(0.01)	0.55	0.54	-	-	-	10.18
	12/31/07	10.18	(0.02)	2.26	2.24	-	-	-	12.42
	12/31/08	12.42	(0.02)	(5.70)	(5.72)	-	-	-	6.70
Money Market
	12/31/04	1.00	0.0095	-	0.0095	0.0095	-	0.0095	1.00
	12/31/05	1.00	0.0280	-	0.0280	0.0280	-	0.0280	1.00
	12/31/06	1.00	0.0460	-	0.0460	0.0460	-	0.0460	1.00
	12/31/07	1.00	0.0457	-	0.0457	0.0457	-	0.0457	1.00
	12/31/08	1.00	0.0187	-	0.0187	0.0187	-	0.0187	1.00
Small Company
	12/31/04	13.45	0.01	2.13	2.14	0.01	1.33	1.34	14.25
	12/31/05	14.25	0.01	1.16	1.17	0.01	1.47	1.48	13.94
	12/31/06	13.94	0.03	2.24	2.27	0.03	1.85	1.88	14.33
	12/31/07	14.33	0.08	1.16	1.24	0.09	1.50	1.59	13.98
	12/31/08	13.98	0.02	(4.54)	(4.52)	-	0.16	0.16	9.30

^ Calculated based upon average shares outstanding.

* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by your insurance company, the issuer of variable annuity and life insurance contracts for which the Funds serve as underlying investment vehicles. Total returns would have been lower in applicable years where the Funds’ investment advisor had not waived a portion of its fee.

36 The accompanying notes are an integral part of the financial statements. Amounts designated as “-“ are either $0 or have been rounded to $0.

						Financial Highlights

			Ratios/Supplement Data
			Ratio of expenses	Ratio of expenses to		Ratio of net investment
			to average net	average net assets	Ratio of net	income (loss) to average net
	Net assets at	Ratio of expenses	assets before	before contractual	income (loss) to	assets before contractual	Portfolio
Total return	end of period	to average net	custodian fee	expense	average net	expense reimbursements	turnover rate
(%)*	(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	(%)***	(%)

7.44	20,888	0.78	0.81	0.88	1.79	1.72	230
5.65	21,578	0.79	0.83	0.88	2.21	2.16	189
11.49	21,270	0.79	0.81	0.81	2.35	2.35	181
8.44	20,378	0.89	0.91	0.91	2.17	2.17	91
(23.95)	13,480	0.83	0.85	0.85	2.44	2.44	59

4.75	23,225	0.67	0.69	0.71	4.31	4.29	383
1.81	23,626	0.67	0.69	0.71	4.24	4.22	386
3.70	23,208	0.66	0.68	0.68	4.70	4.70	399
7.05	27,629	0.74	0.76	0.76	4.71	4.71	306
3.40	59,680	0.65	0.66	0.66	4.91	4.91	289

9.65	59,723	0.65	0.67	0.67	1.11	1.11	51
7.64	67,720	0.65	0.67	0.67	1.17	1.17	22
16.14	79,345	0.60	0.61	0.61	1.50	1.50	16
10.21	106,686	0.66	0.66	0.66	1.35	1.35	14
(33.04)	147,356	0.57	0.57	0.57	1.61	1.61	6

12.33	28,070	0.79	0.80	0.80	(0.45)	(0.45)	109
3.77	25,638	0.79	0.81	0.81	(0.13)	(0.13)	163
5.60	24,494	0.74	0.77	0.77	(0.03)	(0.03)	82
22.00	26,829	0.80	0.84	0.84	(0.14)	(0.14)	88
(46.05)	13,502	0.76	0.78	0.78	(0.18)	(0.18)	119

0.96	28,689	0.40	0.40	0.54	0.95	0.82	–
2.84	27,189	0.40	0.40	0.56	2.80	2.64	–
4.70	25,144	0.40	0.41	0.51	4.62	4.52	–
4.70	17,745	0.59	0.61	0.61	4.61	4.61	–
1.89	22,724	0.54	0.54	0.54	1.83	1.83	–

15.91	53,641	0.70	0.72	0.72	0.10	0.10	52
9.21	53,831	0.70	0.72	0.72	0.08	0.08	70
16.17	60,122	0.62	0.65	0.65	0.22	0.22	53
8.60	64,832	0.68	0.70	0.70	0.51	0.51	52
(32.29)	49,604	0.63	0.64	0.64	0.19	0.19	42

**	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian.
***	Expense reductions are comprised of the contractual expense reimbursements as described in Note (3).

Notes to Financial Statements

(1) Organization:	In September 2006, the Financial Accounting Standards
The Sentinel Variable Products Trust (the “Trust”) is an open	Board (“FASB”) issued FASB Statement No. 157 – Fair
end investment company, registered under the Investment	Value Measurements, that defines fair value, establishes a
Company Act of 1940 as amended, which continuously offers its	framework for measuring fair value in generally accepted
shares to separate accounts of insurance companies to serve	accounting principles and expands disclosures about fair
as investment vehicles for variable life insurance policies and	value measurements. The Statement applies to fair value
annuity contracts. The Trust consists of six separate and distinct	measurements that are already required or permitted by other
funds: Sentinel Variable Products Balanced, Sentinel Variable	accounting standards and is intended to increase consistency
Products Bond, Sentinel Variable Products Common Stock,	of those measurements. The Statement applies broadly to
Sentinel Variable Products Mid Cap Growth, Sentinel Variable	securities and other types of assets and liabilities. FASB 157 is
Products Money Market and Sentinel Variable Products Small	effective for financial statements issued for fiscal years beginning
Company, all of which are diversified. The six funds of the Trust	after November 15, 2007. The Statement also establishes a
are referred to hereinafter collectively as the “Funds”, and	fair value hierarchy which prioritizes inputs or assumptions to
individually as a “Fund.”	valuation techniques. These inputs are summarized in the three broad levels listed below:

(2) Significant Accounting Policies:	• Level 1 – Quoted prices in active markets for identical
The financial statements have been prepared in conformity with	securities.
accounting principles generally accepted in the United States	• Level 2 – Other significant observable inputs (including
of America (“GAAP”), which require management to make	quoted prices for similar securities, interest rates,
certain estimates and assumptions at the date of the financial	prepayment speeds, credit risk, etc.).
statements. The following is a summary of significant accounting	• Level 3 – Significant unobservable inputs (including
policies followed by the Trust in the preparation of its financial	the Sentinel Pricing Committee’s own assumptions in
statements.	determining the fair value of investments).
The inputs or methodology used for valuing securities are not
A. Security Valuation:	necessarily an indication of the risk associated with investing
Equity securities that are traded on a national securities	in those securities. For example, money market securities
exchange and over-the-counter securities listed in the NASDAQ	are normally valued using amortized cost, in accordance with
National Market System are valued at the last reported sales	rules under the Investment Company Act of 1940, as amended.
price or official closing price on the principal exchange on which	Generally, amortized cost approximates the current fair value of a
they are traded on the date of determination as of the close of	security, but since this value is not obtained from a quoted price
business of the New York Stock Exchange (“NYSE”), usually 4:00	in an active market, such securities are reflected as Level 2.
p.m. Eastern time, each day that the NYSE is open for business.	There have been no significant changes in valuation techniques
Securities for which no sale was reported on the valuation date	during the last fiscal period. The fair value measurements as of
are valued at the mean between the last reported bid and asked	December 31, 2008 were as follows:
prices. Over-the-counter securities not listed on the NASDAQ
National Market System are valued at the mean of the current		Quoted
bid and asked prices. For Funds other than the Money Market		prices
		in active	Other
Fund, fixed-income securities with original maturities of greater		markets for	significant	Significant
than 60 days, including short-term securities with more than		identical	observable	unobservable
60 days left to maturity, are valued on the basis of valuations		assets	inputs	inputs
provided by an independent pricing service. The mean between	SVP Fund	(Level 1)	(Level 2)	(Level 3)	Total
the bid and asked prices is generally used for valuation purposes.	Assets:
Short-term securities with original maturities of less than 60	Investments in Securities:
days are valued at amortized cost, which approximates market	Balanced	$8,292,463	$4,656,696	–	12,949,159
value. The value of short-term securities originally purchased
with maturities greater than 60 days is determined based on	Bond	–	58,856,346	–	58,856,346
an amortized value to par when they reach 60 days or less	Common
remaining to maturity. Securities held in the Money Market Fund	Stock	136,625,376	4,009,968	–	140,635,344
are valued at amortized cost regardless of days left to maturity,	Mid Cap
which approximates market value, in accordance with the terms	Growth	12,540,669	–	–	12,540,669
of a rule adopted by the Securities and Exchange Commission.	Money
The amortized cost method values a security at cost on the date	Market	–	23,184,539	–	23,184,539
of purchase and thereafter assumes a constant amortization to	Small
maturity of any discount or premium. Securities for which market	Company	48,118,876	–	–	48,118,876
quotations are not readily available, or whose values have been	Liabilities:
materially affected by events occurring before the Fund’s pricing	Investments in Securities:
time but after the close of the securities’ primary markets, will
be fair valued under procedures adopted by the Funds’ board.	None.
The board has delegated this responsibility to a pricing committee,
subject to its review and supervision.	There was no reportable Fair Value Level 3 activity for the fiscal period ended December 31, 2008.

Notes to Financial Statements

B. Securities Transactions and Investment Income:				D. Repurchase Agreements:
Securities transactions are accounted for on the next business				Each Fund, to a limited extent, may enter into repurchase agree-
day following trade date (trade date plus one). Under certain				ments as a means of making short-term investments, of seven
circumstances, exceptions are made so that purchases and sales				days or less, and in aggregate amounts of not more than 25%
are accounted for on trade date. These exceptions include:				of the net assets of a Fund. Each Fund, through its custodian,
(1) when trades occur on a day that happens to coincide with the				takes possession of the securities collateralizing repurchase
last business day of a calendar month; or				agreements. All repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase
(2) on occasion, if Sentinel Administrative Services, Inc.				agreement always be at least equal to 102% of the repurchase
(“SASI”), the Funds’ administrator, believes significant				price. If the seller defaults and the value of the collateral declines
price movements are deemed large enough to impact the				or if bankruptcy proceedings are commenced with respect to the
calculation of the net asset value per share.				seller of the security, realization of the collateral by the Fund may
Interest income is recorded on the accrual basis, which includes				be delayed or limited. There were no repurchase agreements
the amortization of bond premiums on fixed-income securities.				outstanding at December 31, 2008.
Dividend income is recorded on the ex-dividend date when
verified by two independent sources and adjusted daily for foreign				E. Other:
tax withholding, reclaims and currency fluctuations, when				Direct expenses of a Fund are charged to that Fund while com-
applicable. The cost of securities sold is determined, and realized				mon expenses of the Trust are allocated proportionately based
gains and losses are computed, using the identified cost method.				upon the Funds’ respective average net assets or number of
Market discount and original issue discount are accreted to				shareholder accounts. Earnings credits are received from State
income.				Street Bank and Trust Company (“SSB”), the custodian bank, on cash balances and are reflected in the statement of operations
C. Dividends and Distributions:				as an expense offset.
Dividends and distributions to shareholders are recorded on
the ex-dividend date. Income distributions and capital gain				F. Federal Income Taxes:
distributions are determined in accordance with federal income				No provision is made for Federal taxes as it is each Fund’s inten-
tax regulations which may differ from accounting principles				tion to continue to qualify as a regulated investment company
generally accepted in the United States of America. These				and to make the requisite distributions to its shareholders which
differences are primarily due to differing treatments for gains				will be sufficient to relieve it from any Federal excise tax or
and losses on mortgage-backed securities payment receipts,				income tax liability. In June 2006, FASB issued Interpretation No.
the reclassification of net investment income losses to net				48 – Accounting for Uncertainty in Income Taxes, that requires
short-term capital gains or paid-in capital, and dividends paid.				the tax effects of certain tax positions to be recognized. These tax
Reclassifications were made to reflect these differences as of				positions must meet a “more likely than not” standard that based
December 31, 2008.				on their technical merits, have a more than 50 percent likelihood
		Accumulated		of being sustained upon examination. FASB Interpretation No.
	Accumulated	undistributed		48 is effective for fiscal years beginning after December 15, 2006.
	undistributed	net realized		At implementation, the financial statements must be adjusted
	net investment	gain (loss) on		to reflect only those tax positions that are more likely than not of
SVP Fund	income (loss)	investments	Paid-in capital	being sustained. Fund management has implemented a set of
Balanced	$1,284	$(1,284)	$ —	procedures to identify those tax positions which would require
Bond	46,850	(46,850)	—	adjustments to financial statements and no adjustments were
Common Stock	(1,159)	1,159	—	required for the fiscal period ended December 31, 2008.
Mid Cap Growth	39,501	5,371	(44,872)
Small Company	(65,311)	(443,745)	509,056	G. Options:
When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from invest-
ments. The difference between the premium and the amount
paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by a Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in deter-
mining whether the Fund has realized a gain or loss. If a put op-
tion written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
There were no transactions in options during the period ended
December 31, 2008.
39

Notes to Financial Statements

H. Dollar Rolls:	(3) Management Advisory Fees and
The SVP Balanced and SVP Bond Fund may enter into dollar	Related Party Transactions
rolls in which the Funds sell securities for delivery in the current
month, and simultaneously contract to repurchase similar (same	Pursuant to two Investment Advisory Agreements (“Advisory
type, coupon and maturity) securities on a specified future date.	Agreements”), one dated November 1, 2000, as amended
During the roll period the Funds forego principal and interest	November 19, 2008 and one dated November 8, 2002, SAMI,
paid on the securities. The Funds are compensated by the	a subsidiary of NLV Financial Corporation, manages each
interest earned on the cash proceeds of the initial sale and by	Fund’s investments and business operations under the
the lower repurchase price at the future date. Realized gains and	overall supervision of the Trust’s Board of Trustees. SAMI is
losses on sales, if applicable, are recorded on trade date plus one	affiliated with National Life Insurance Company, which issues
or trade date.	variable insurance and annuity products through which the
Trust is offered, because National Life Insurance Company is
I. Securities Lending:	also a subsidiary of NLV Financial Corporation. SAMI has the
Under an agreement with SSB, the Funds may lend their	responsibility for making all investment decisions for the Funds.
securities, up to 50% of each Fund’s portfolio before taking into	As compensation for services rendered under its advisory
account the securities loan, to certain approved brokers, dealers	agreement, each Fund pays to SAMI a monthly fee determined as
and other financial institutions. Each loan is collateralized	follows:
by cash in an amount equivalent to 102% (domestic) or 105%	a) With respect to SVP Balanced Fund: 0.55% per annum on the
(foreign) of the market value of the loaned securities. Any	average daily net assets of the Fund.
adjustments in collateral required to maintain those levels due	b) With respect to SVP Bond Fund: 0.40% per annum on the
to market value fluctuations are made the next business day.	average daily net assets of the Fund.
The cash collateral is invested in a registered money market	c) With respect to the SVP Common Stock, SVP Mid Cap Growth
fund advised by State Street Global Advisors, a subsidiary of	and SVP Small Company Funds: 0.50% per annum on the first
SSB. A portion of the income generated by the investment of the	$200 million of average daily net assets of each Fund; 0.45%
collateral, net of any rebates paid by SSB to the borrowers, is	per annum on the next $300 million of such assets of each
remitted to SSB as lending agent, and the remainder is retained	Fund; and 0.40% per annum on such assets of each Fund in
by the Fund. The Fund receives from the borrower all accrued	excess of $500 million.
dividend and interest amounts while the securities are out on
loan. The Fund retains certain ownership rights as to the loaned	d) With respect to the SVP Money Market Fund: 0.25% per annum
securities when retaining such rights is considered to be in the	on the average daily net assets of the Fund.
Fund’s best interest. Generally, in the event of borrower default,	Prior to November 19, 2008, under Advisory Agreements, the SVP
the Fund has the right to use the collateral to offset any losses	Common Stock, SVP Mid Cap Growth and SVP Small Company
incurred. In the event the Fund is delayed or prevented from	Funds paid SAMI monthly fees determined as follows: 0.50% per
exercising its right to dispose of the collateral, there may be a	annum on the first $20 million of average daily net assets of each
potential loss to the Fund. The Fund bears the risk of loss with	Fund; 0.40% per annum on the next $20 million of such assets of
respect to the investment of the collateral. The income earned	each Fund; and 0.30% per annum on such assets of each Fund in
by each Fund from securities lending is included in its Statement	excess of $40 million.
of Operations. At December 31, 2008, none of the Funds had	SAMI had voluntarily agreed for a period of at least until
securities on loan because Sentinel Asset Management, Inc.	December 31, 2006 to waive the Funds’ advisory fees or
(“SAMI”) elected to temporarily suspend participation in the	reimburse other expenses as necessary to limit these Funds’
program.	overall expense ratios, after expense offsets, to the amounts shown below:
J. Derivative Instruments:	• SVP Balanced Fund 0.79%
In March 2008, the FASB issued FASB Statement No. 161 –	• SVP Bond Fund 0.67%
Disclosures about Derivative Instruments and Hedging Activity.	• SVP Common Stock Fund 0.66%
The new standard is intended to improve financial reporting	• SVP Mid Cap Growth Fund 0.82%
about derivative instruments by requiring enhanced disclosures	• SVP Money Market Fund 0.40%
that enable investors to understand: (a) how and why an entity	• SVP Small Company Fund 0.74%
uses derivatives, (b) how derivatives are accounted for, and (c)
how derivative instruments affect an entity’s results of operations
and financial position. The Statement applies to all entities that	These arrangements terminated on December 31, 2006.
prepare GAAP-based financial statements, including investment	Sentinel Financial Services Company (“SFSC”), a subsidiary of
companies, and is effective for fiscal years and interim periods	SAMI, acts as the principal underwriter of shares of the Funds.
beginning after November 15, 2008. Fund management has	SFSC receives no compensation from the Trust for acting as
elected to adopt FASB 161 beginning with the fiscal year	principal underwriter.
ended December 31, 2009. Adoption of this rule would have no
significant impact on the Fund’s financial statements for the	Each Trustee who is not an affiliate of SAMI receives an annual
period ended December 31, 2008.	fee from the Trust of $10,000 plus $2,000 for each meeting
attended. This compensation totaled $17,000 each for Mr.
McMeekin, Ms. Pope and Mr. Ricker for the period ended

Notes to Financial Statements

December 31, 2008.					During the year ended December 31, 2008, the Funds utilized
The Funds’ Chief Compliance Officer also serves as Chief					capital losses as follows:
Compliance Officer of Sentinel Group Funds, Inc., a series					SVP Fund		Capital losses utilized
investment company also advised by SAMI, SAMI itself, and the
separate accounts of National Life Insurance Company which					Bond			$457,721
fund its variable life insurance and annuity products. Pursuant
to an agreement Amended and Restated November 26, 2007,					It is unlikely that a capital gains distribution will be paid until
the Funds and Sentinel Group Funds, Inc. pay 50% of the costs					net gains have been realized in excess of such capital loss carry
incurred by these Chief Compliance Officer functions, including					forwards or the carry forwards expire.
the salary and benefits of the Funds’ Chief Compliance Officer					Net capital losses incurred after October 31 and within the
and his administrative assistant, and the other costs incurred					taxable year are deemed to arise on the first business day of the
by the Chief Compliance Officer. The Funds and Sentinel Group					Fund’s next taxable year. For the period from November 1, 2008
Funds, Inc. allocate their 50% share of these costs in proportion					to December 31, 2008, the Funds elected to defer until the first
to net assets. Out-of-pocket costs which can be specifically					business day of 2009 for U.S. Federal income tax purposes net
allocated to a particular entity are so allocated.					capital losses as stated below:
Pursuant to the Fund Services Agreement with SASI, a subsidiary
of SAMI, the Trust receives certain transfer agency, fund					SVP Fund		Capital losses deferred
accounting and administration services. For these services, the					Balanced			$5,518
Fund Services Agreement provides for the Trust to pay to SASI a					Common Stock			930,373
fixed fee totaling $20,000 per year for transfer agency services					Mid Cap Growth			1,629,769
and a fee of 0.10% of average daily net assets of the Funds for					Small Company			2,738,055
fund accounting and administration services. For the period
ended December 31, 2008 this fee totaled $326,906.

(4) Investment Transactions:					(5) Shares of Beneficial Interest
Purchases and sales (excluding short-term obligations) for the					Transactions:
period ended December 31, 2008 were as follows:					There are an unlimited number of authorized shares for
					each Fund in the Trust. Each share has a par value of $0.001.
	Purchases		Sales		Transactions in shares for the fiscal year ended December 31,
	of other	Purchases	of other		2008 and fiscal year ended December 31, 2007 were as follows:
	than U.S.	of U.S.	than U.S.	Sales of U.S.
	Government	Government	Government	Government			Shares
	direct and	direct and	direct and	direct and			issued in
	agency	agency	agency	agency			reinvestment		Net increase
SVP Fund	obligations	obligations	obligations	obligations			of dividends		(decrease)
Balanced	$2,192,839	$8,021,507	$2,309,414	$9,825,620		Shares	and	Shares	in shares
					SVP Fund	sold	distributions	reacquired	outstanding
Bond	27,875,284	135,990,267	12,427,215	118,949,952	Year Ended December 31, 2008
Common
Stock	105,349,422	–	7,348,155	–	Balanced	389,898	58,136	601,459	(153,425)
Mid Cap					Bond	4,718,673	237,993	1,703,032	3,253,634
Growth	25,584,001	–	26,286,973	–	Common
Small					Stock	10,151,907	241,169	2,237,174	8,155,902
Company	33,468,142	–	24,578,698	–	Mid Cap
(The Sentinel Variable Products Money Market Fund invests only in					Growth	939,810	–	1,084,217	(144,407)
short-term obligations.)					Money
At December 31, 2008, the Trust had tax basis capital losses					Market	23,087,822	369,494	18,478,501	4,978,815
which may be used to offset future capital gains as follows:					Small
					Company	2,040,825	93,608	1,440,965	693,468
			Expiring
SVP Fund			on 12/31		Year Ended December 31, 2007
Balanced		$97,854	2016		Balanced	271,019	129,275	468,865	(68,571)
Bond		$48,144	2014		Bond	900,137	109,323	632,775	376,685
		14,590	2015		Common
					Stock	2,449,906	218,412	1,142,309	1,526,009
	Total	$62,734			Mid Cap
Common Stock		$3,229,940	2016		Growth	279,217	–	526,093	(246,876)
Mid Cap Growth		$627,941	2010		Money
		1,648,634	2016		Market	20,001,465	1,019,921	28,419,441	(7,398,055)
					Small
	Total	$2,276,575			Company	765,011	470,644	794,293	441,362
Money Market		$74	2011
Small Company		$622,997	2016

Notes to Financial Statements

(6) Distributions to Shareholders					As of December 31, 2008, the components of distributable
The tax character of distributions paid during the year ended					earnings on a tax basis were as follows:
December 31, 2008 were as follows:							Currently
							distributable
	Ordinary	Long-term	Return of			Currently	long-term
SVP Fund	income	capital gain	capital	Total		distributable	capital gain	Unrealized
Balanced	$363,980	$162,148	$ —	$526,128		ordinary	or capital	appreciation/
					SVP Fund	income	loss carryover	depreciation
Bond	2,358,508	—	—	2,358,508
					Balanced	$107,797	$(97,854)	$(935,246)
Common
Stock	2,034,335	215,775	—	2,250,110	Bond	16,043	(62,734)	(890,838)
Mid Cap					Common Stock	222,116	(3,229,940)	(32,380,116)
Growth	—	—	—	—	Mid Cap Growth	—	(2,226,575)	(2,517,263)
Money					Money Market	74	(74)	—
Market	369,494	—	—	369,494
Small					Small Company	118,864	(622,997)	(10,970,956)
Company	147,241	701,782	—	849,023
					(7) Indemnifications
The tax character of distributions paid during the year ended					In the normal course of business, the Funds enter into contracts
December 31, 2007 were as follows:					that contain a variety of representations, which provide general
	Ordinary	Long-term	Return of		indemnifications. The Funds’ maximum exposure under these
SVP Fund	income	capital gain	capital	Total	contracts is unknown as this would involve future claims that
Balanced	$465,500	$1,151,736	$ —	$1,617,236	may be made against the Funds that have not yet occurred.
					However, based on experience, the Funds expect the risk of loss
Bond	1,083,389	—	—	1,083,389	to be remote.
Common
Stock	1,164,924	1,978,028	—	3,142,952	(8) Subsequent Events
Mid Cap					Effective January 22, 2009, SAMI has agreed to reimburse the
Growth	—	—	—	—	advisory fees paid by the Sentinel Variable Products Money
					Market Fund to the extent necessary to prevent total expenses
Market Money	1,019,921	—	—	1,019,921	paid by the Fund from exceeding the gross income earned on the
					Fund’s investments. This reimbursement may be discontinued at
Small					any time.
Company	1,847,625	4,755,507	—	6,603,132

Report of Independent Registered Public Accounting Firm

To the Policyholders and Board of Trustees of Sentinel Variable Products Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Growth Fund, Sentinel Variable Products Money Market Fund and Sentinel Variable Products Small Company Fund of the Sentinel Variable Products Trust (the “Funds”) at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP New York, New York February 18, 2009

Actual and Hypothetical Expenses for Comparison Purposes

(Unaudited)

Example			Hypothetical Example for Comparison
When you allocate to one or more of the Sentinel Variable			Purposes
Products Funds, you incur ongoing costs, including management			The second line of each Fund in the table below provides
fees and other Fund expenses. This example is intended to help			information about hypothetical account values and hypothetical
you understand your ongoing costs (in dollars) of allocating to			expenses based on the actual expense ratio of the share class
the Funds and to compare these costs with the ongoing costs of			and an assumed rate of return of 5% per year before expenses,
allocating to other mutual funds.			which is not the actual return of the share class. The hypothetical
The Example is based on an investment of $1,000 invested at			account values and expenses may not be used to estimate the
the beginning of the period and held for the entire period from			actual ending account balance or expenses you paid for the
07/01/08 through 12/31/08.			period. You may use this information to compare the ongoing
			costs of allocating to a specific Sentinel Variable Products Trust
Actual Expenses			Fund to other funds. To do so, compare this 5% hypothetical
			example with the 5% hypothetical examples that appear in the
The first line of each fund in the table below provides information			shareholder reports of the other funds.
about actual account values and actual expenses. You may
use the information in this line, together with the amount you			Please note that the expenses shown in the table below do not
invested, to estimate the expenses that you paid over the period.			include fees and expenses charged or incurred by the separate
Simply divide your account value by $1,000 (for example, an			accounts of insurance companies which purchases shares of
$8,600 account value divided by $1,000 = 8.6), then multiply the			the Funds to serve as investment vehicles under variable life
result by the number in the first line under the heading entitled			insurance policies or variable annuity contracts issued by them.
Expenses Paid from 07/01/08 through 12/31/08 to estimate the			If such expenses were included, the overall expenses shown in
expenses you paid on your account during this period.			the table below would be higher and the ending account values
			would be lower.

	Total Return	Total Return	Beginning Account	Ending Account	Annualized
SVP Fund	Description	Percentage	Value 07/01/08	Value 12/31/08	Expense Ratio	Expenses Paid
Balanced	Actual	-19.58%	$1,000.00	$804.20	0.84%	$3.81
	Hypothetical
	(5% per year
	before expenses)	2.09%	$1,000.00	$1,020.91	0.84%	$4.27
Bond	Actual	1.57%	$1,000.00	$1,015.67	0.62%	$3.14
	Hypothetical
	(5% per year
	before expenses)	2.20%	$1,000.00	$1,022.02	0.62%	$3.15
Common Stock	Actual	-28.01%	$1,000.00	$719.87	0.55%	$2.38
	Hypothetical
	(5% per year
	before expenses)	2.24%	$1,000.00	$1,022.37	0.55%	$2.80
Mid Cap Growth	Actual	-42.44%	$1,000.00	$575.60	0.74%	$2.93
	Hypothetical
	(5% per year
	before expenses)	2.14%	$1,000.00	$1,021.42	0.74%	$3.76
Money Market	Actual	0.69%	$1,000.00	$1,006.94	0.53%	$2.67
	Hypothetical
	(5% per year
	before expenses)	2.25%	$1,000.00	$1,022.47	0.53%	$2.69
Small Company	Actual	-26.34%	$1,000.00	$736.64	0.64%	$2.79
	Hypothetical
	(5% per year
	before expenses)	2.19%	$1,000.00	$1,021.92	0.64%	$3.25

*Expenses are equal to the annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184)/365 (or 366).

Information and Services for Shareholders

Federal Tax Status of Dividends and Distributions

Certain tax information for the Sentinel Variable Products Trust Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended December 31, 2008.

The following table represents the percentage of ordinary income distributions eligible for the dividends received deduction and the percentage of its ordinary income distributions treated as qualified dividend income along with the dollar amount of long-term capital gains distributed by the Funds.

	Dividends	Qualified	Long-Term
	Received	Dividend	Capital Gain
SVP Fund	Deduction	Income	Distribution
Balanced	53.36%	53.30%	$162,148
Common Stock	100.00	100.00	215,775
Small Company	100.00	100.00	701,782

Portfolio Proxy Voting Guidelines and Voting Record

Sentinel Variable Products Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th, are available without charge online at www.nationallife.com under the Performance and Prospectus table, and at www.sec.gov, or by calling (800) 537-7003

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information.)

Board Approval of Investments Advisory Agreements

The “Trust” has entered into investment advisory agreements	by Morningstar, Inc., an independent third party provider. Prior
(the “Advisory Agreements”) with Sentinel Asset Management,	to voting, the Trustees reviewed the proposed continuation of
Inc. (the “Advisor”) with respect to its six series funds (each a	the Advisory Agreements and the terms of the Amendment with
“Fund” and collectively the “Funds”). The Advisory Agreements	the Advisor and counsel who is independent of the Advisor, and
consist of an agreement dated November 1, 2000, as amended	the independent Trustees received a memorandum from such
November 19, 2008, relating to the Common Stock, Mid Cap	counsel discussing the legal standards for their consideration of
Growth, Small Company and Money Market Funds and an	the proposed approvals. In reaching their determinations relating
agreement dated November 8, 2002 relating to the Balanced	to the continuation with respect to each Fund, the Trustees
and Bond Funds. The Board of Trustees (the “Board”) considers	considered all factors they believed relevant, including the
the continuance of the Advisory Agreements on an annual basis.	following:
On August 15, 2008, the Board approved the continuance of the	• information comparing the performance of each Fund to
Advisory Agreements and an amendment to one agreement (the	the performance of other funds, including variable product
“Amendment”) that revises the schedule for advisory fees paid by	funds, with similar investment objectives and, when available
the Common Stock, Mid Cap Growth and Small Company Funds.	from Morningstar, to the performance of the average
The Amendment was approved by the shareholders of these	performance of all such other funds.
three Funds on November 18, 2008.	• the nature, extent and quality of investment services
The Board discusses the Funds’ investment advisory	rendered by the Advisor;
arrangements with the Advisor on a regular basis. The	• revenue received by the Advisor and its affiliates in respect of
Advisor first discussed the Amendment with the Board at the	the Funds;
regular meeting held on May 16, 2008. At that time, the Board	• the costs borne by, and profitability of, the Advisor in
requested detailed information with respect to the proposal and	providing services to the Funds;
determined to hold a special meeting, which was held on July	• comparative fee and expense data for each Fund and other
25, 2008, at which it reviewed and evaluated such information	funds with similar investment objectives;
and considered its responsibilities. The Board, including all	• the extent to which economies of scale would be realized
of the Independent Trustees, met again on August 15, 2008	as the Funds grow and whether fee levels reflect these
to further consider the proposal. During these meetings, the	economies of scale for the benefit of investors;
Advisor reviewed the significant investments which had been	• the Advisor’s policies and practices regarding allocation of
made in recent years in the advisory infrastructure, including	portfolio transactions of the Funds, and the extent to which
increases in compensation for portfolio management personnel,	the Advisor benefits from soft dollar arrangements;
the implementation of deferred compensation plans to foster	• any indirect benefits that the Advisor and its affiliates receive
retention of key employees and the hiring of additional analysts,	from their relationships to the Funds;
portfolio managers and other investment management	• information about fees charged by the Advisor to other
personnel. The Advisor also reviewed its profitability and the	clients with similar objectives;
effects of the increased expenditures. On August 15, 2008, based	• the professional experience and qualifications of each Fund’s
on the considerations described in more detail below, all of the	portfolio manager(s) and other senior personnel of the
Trustees, including a separate vote of the Independent Trustees,	Advisor;
unanimously approved both the continuance of the Advisory	• the compliance record of the Advisor and affiliates under
Agreements and the Amendment, subject to any required	applicable securities and other laws, and under the Advisor’s
shareholder approval of the Amendment.	internal compliance program; and
• the terms of each Advisory Agreement and the Amendment.
The Advisor’s Personnel and Investment Process
Each quarter, the Trustees discuss with senior management	Fund Performance
of the Advisor the strategies being used to achieve each Fund’s	The Board receives performance data at least quarterly but,
stated objectives. Among other things, the Board considers	consistent with the Advisor’s investment goals, the Board
the size, education and experience of each Fund’s portfolio	attaches importance to performance over relatively long periods
management team. At their meeting held on August 15, 2008, the	of time, typically at least three years, for Funds other than the
Trustees noted the extensive experience of the Funds’ portfolio	Money Market Fund. The Board monitors the Advisor’s efforts
managers.	to achieve good performance. As part of this effort, the Board
Throughout the year, the Board requested and received	discusses portfolio manager effectiveness.
information that included sales and redemption data for each	The Board considered the performance of each Fund i) as
Fund, a discussion on investment strategies used by the	a percentage return compared to the return of other funds,
Fund and the valuation and pricing of each Fund’s portfolio	including variable product funds, with similar investment
holdings. In preparation for their August 15, 2008 meeting, the	objectives and ii) as a percentile rank among all such other funds.
Trustees requested and evaluated materials from the Advisor
that included, as noted below, performance and expense
information for other funds, including variable product funds, with similar investment objectives derived from data provided

The Trustees were pleased to note that the SVP Common Stock	Profitability
Fund ranked in the top half of its Morningstar peers with respect	The Board considered information concerning the level of the
to the 1-, 3- and 5-year net returns. The SVP Balanced and SVP	Advisor’s profits in respect of the management of the Funds. The
Bond Funds ranked in the top half of their Morningstar peers	Board believed the Advisor’s profits were reasonable in relation
with respect to their 1- and 3-year net returns (being too new to	to the nature and quality of services provided.
have 5-year returns). The Mid Cap Growth Fund ranked in the	After reviewing these and related factors, the Trustees
bottom half of its peers with respect to its net returns in the	concluded, within the context of their overall conclusions
3- and 5- year periods,, but, following a change in its portfolio	regarding each of the Advisory Agreements, that the advisory
manager in 2006, ranked in the top half of its peers with respect	fees charged to each Fund were fair and reasonable, and that
to its 1-year risk-adjusted net return. The Money Market Fund	the costs of these services generally and the related profitability
ranked in the bottom half of its Morningstar peers with respect	of the Advisor in respect of its relationship with the Funds
to its 1-, 3- and 5-year net returns, and management explained	supported continuation of the Advisory Agreements and approval
the impact on performance because of the Fund’s comparatively	of the Amendment.
small size. The Small Company Fund ranked in the top half of its
peers with respect to its 1-, 3- and 5-year net returns.	Economies of Scale
The Board considered whether there had been economies of
After reviewing these and related factors, the Trustees	scale in respect of the management of the Funds, and whether
concluded, within the context of their overall conclusions	the Fund has appropriately benefited from any available
regarding each of the Advisory Agreements, that the	economies of scale. The Trustees recognized that the fee
performance of the applicable Funds and the Advisor supported	schedules in the Advisory Agreement for the Common Stock, Mid
the continuation of each Advisory Agreement and approval of the	Cap Growth and Small Company Funds each have breakpoints
Amendment.	that reduce the advisory fee rate as the Fund’s assets increase
Advisory Fees and Other Expenses	above certain levels. They also considered the current level of
The Board reviewed each Fund’s annual expense ratio, which	assets of each Fund. After reviewing these and related factors,
reflects asset-based costs such as advisory fees, accounting	the Trustees concluded, within the context of their overall
and administrative costs and the effects of any fee waivers. The	conclusions regarding each advisory agreement, that the
Board then compared each Fund’s expense ratio to the average	extent to which economies of scale were realized by the Funds
expense ratio of the similar funds provided by Morningstar, Inc.	supported the continuation of the Advisory Agreements and
The Board noted that the net expense ratio of each of the Funds	approval of the Amendment.
(other than the Balanced Fund) ranked in the top half (lower	Conclusion
expenses) of its Morningstar peers and that the SVP Balanced	The Trustees considered the Advisor to be an experienced
Fund’s expense ratio was slightly higher than the median net	asset management firm and considered the overall quality of
expense ratio for its peers. The Board also noted that several	services provided by the Advisor to be excellent. They believed
of the Funds ranked in the top quartile of their Morningstar	that the Advisor is financially sound and well managed. After
peers. The Trustees also considered the pro forma impact on the	deliberation by the Trustees, the entire Board, including all of the
expense ratios of the SVP Common Stock, SVP Mid Cap Growth	independent Trustees, approved the continuation of the existing
and SVP Small Company Funds attributable to the revision of the	advisory agreements, concluding that each Fund’s advisory fee
fee schedule under the Amendment. In this regard, the Board	was reasonable in relation to the services provided and that a
noted that the highest fee rate applicable to the Funds would not	contract continuation was in the best interests of each Fund’s
change under the Amendment but that the breakpoints in the	shareholders.
fee would not become effective until each Fund’s assets were significantly greater.
The Board considered the advisory fee rates charged by an
affiliate of the Advisor for managing mutual fund portfolios that are similar to the Funds but available to the public. The Board concluded that each Fund’s advisory fee rate (including, where applicable, the rates under the revised schedule contained in the
Amendment) was reasonable in comparison.

Proxy Voting Results

Special Meeting of Shareholders –
November 18, 2008
Sentinel Variable Products Common Stock Fund, Sentinel
Variable Products Mid Cap Growth Fund and Sentinel Variable
Products Small Company Fund, each a series of Sentinel
Variable Products Trust.
Proposal #1: To approve an amendment to the investment
advisory agreement between Sentinel Variable Products Trust
and Sentinel Asset Management, Inc. dated as of November 1,
2000, as amended.

	For	Against	Abstain
Common Stock	9,384,195	2,587,719	873,154
Mid Cap Growth	1,602,494	344,355	92,700
Small Company	3,375,049	822,115	339,683

Trustees

The following is a list of the Trust’s independent trustees. Each trustee oversees the six portfolios of the Sentinel Variable Products Trust. Trustees serve until the next regular policyholders’ meeting or until he or she reaches the mandatory retirement age established by the Trust.

	Position and Length of	Principal Occupation(s)
Name, Address, Age	Time Served	During Past Five Years	Public Directorships

William D. McMeekin (64)	Trustee, since 2000	Former Executive Vice President, Commercial Services –	None
National Life Drive		TD Banknorth, N.A. (formerly Banknorth Vermont) from
Montpelier, VT 05604		June, 2005 to May 2006; Senior Vice President & Senior
Lending Officer, from 2001 to 2005; Community President
– The Howard Bank, from 2000 to 2001

Nancy F. Pope (55)	Trustee, since 2007	Trustee – Northfield Savings Bank, since 1995; Director	None
National Life Drive		– Spaulding High School Union District, since 2008;
Montpelier, VT 05604		Trustee – Governor’s Institute of Vermont, from 2007 to
May 2008; Director (Chair) – Barre Town School District,
from 1995 to 2004; Trustee (Vice Chair) – Aldrich Public
Library, since 2002 and from 1993 to 2000

William G. Ricker (69)	Trustee, since 2000	Former President – Denis, Ricker & Brown	None
National Life Drive		(Insurance Agency), from 1980 to 2001
Montpelier, VT 05604

Officers

The names of and other information relating to the one Trustee who is an officer and “interested person” of the Funds as defined in the Investment Company Act of 1940, as amended and to the officers of the Funds are set forth below.

Position and Length
Name, Address, Age	of Time Served*	Principal Occupation(s) During Past Five Years	Public Directorships

Mehran Assadi (50)	Chair and Trustee,	National Life Holding Company (a mutual insurance	N/A
National Life Drive	since January 1,	company) and National Life Insurance Company (“National
Montpelier, VT 05604	2009	Life”)- President and Chief Executive Officer, since January
1, 2009; President- Life and Annuity, from 2005 to December
31, 2008; Interim Chief Information Officer, from 2003 to
2005; NLV Financial Corporation - Chairman, President and
Chief Executive Officer, since January 1, 2009

Thomas H. MacLeay (59)	Chair and Trustee,	National Life – Chairman of the Board, since 2002;	Sentinel Funds
National Life Drive	from 2004 to	President and Chief Executive Officer, from 2002 to	(16 Portfolios)
Montpelier, VT 05604	December 31, 2008;	December 31, 2008; President and Chief Operating Officer,
	Chief Executive	from 1996 to 2001; Sentinel Group Funds, Inc. (“Sentinel
	Officer, from 2004	Funds”) – Chairman, since 2003; Chief Executive Officer,
	to 2005	from 2003 to 2005

Christian W. Thwaites (51)	President and	Sentinel Asset Management, Inc. (“Advisor”) –President &	Sentinel Funds
National Life Drive	Chief Executive	Chief Executive Officer, since 2005; National Life – Executive	(16 Portfolios)
Montpelier, VT 05604	Officer, since 2005	Vice President, since 2005; Sentinel Funds – President,
Chief Executive Officer and Director, since 2005; Sentinel
Financial Services Company (“SFSC”) – Chief Executive
Officer, since 2005, President from 2005 to 2006; Sentinel
Administrative Services, Inc. (“SASI”) – President & Chief
Executive Officer, since 2005; Sentinel Advisors Company
(“SAC”) and Sentinel Administrative Services Company
(“SASC”) – President & Chief Executive Officer, from 2005 to
2006; Skandia Global Funds – Chief Executive Officer, from
1996 to 2004

Thomas P. Malone (52)	Vice President	SASI – Vice President, since 2006;	N/A
National Life Drive	& Treasurer,	Sentinel Funds – Vice President and Treasurer, since 1997;
Montpelier, VT 05604	Since 2000	SASC – Vice President, from 1998 to 2006

John K. Landy (49)	Vice President,	SASI – Senior Vice President, since 2006; Sentinel Funds –	N/A
National Life Drive	Since 2004	Vice President, since 2003; SASC – Senior Vice President,
Montpelier, VT 05604		from 2004 to 2006; Vice President, from 1997 to 2004

Scott G. Wheeler (43)	Assistant Vice	SASI – Vice President, since 2007; Assistant Vice President,	N/A
National Life Drive	President	from 2006 to 2007; Sentinel Funds – Assistant Vice
Montpelier, VT 05604	& Assistant	President and Assistant Treasurer, since 1998; SASC –
	Treasurer,	Assistant Vice President, from 1998 to 2006
Since 2004

Lisa F. Muller (41)	Secretary,	National Life – Counsel, since 2008; Sentinel Funds –	N/A
National Life Drive	Since 2008	Secretary, since 2008; State of Vermont, Department of
Montpelier, VT 05604		Banking and Insurance – Assistant General Counsel, from
2006 to 2008; Davis, Polk and Wardwell – Associate, from
2005 to 2006 and from 1999 to 2002; U.S. District Court N.D.
Illinois – Clerk, from 2002 to 2004

Lindsay E. Staples (27)	Assistant	National Life – Securities Paralegal, since 2007;	N/A
National Life Drive	Secretary,	Sentinel Funds – Assistant Secretary, since 2007; Holman
Montpelier, VT 05604	Since 2007	Immigration – Paralegal, from 2006 to 2007; Wilmer Cutler
Pickering Hale and Dorr – Paralegal, from 2004 to 2006;
Saint Michaels College – Student, from 2000 to 2004

D. Russell Morgan (53)	Chief Compliance	Advisor; National Variable Annuity Account II;	N/A
National Life Drive	Officer, Since 2004;	National Variable Life Insurance Account – Chief
Montpelier, VT 05604	Secretary, from	Compliance Officer, since 2004; Sentinel Funds – Chief
	2000 to 2005	Compliance Officer, since 2004; Secretary, from 1988 to
2005; National Life – Assistant General Counsel, from 2001
to 2005; Senior Counsel, from 2000 to 2001; Equity Services,
Inc. – Counsel, from 1986 to 2005; Advisor, SFSC, SASC –
Counsel, from 1993 to 2005

* Each Officer is elected by, and serves at the pleasure of, the Board of the Funds.

     The Statement of Additional Information has additional information about the Trust’s Trustees and is available, without charge, upon request by calling 800.537.7003.

Investment Advisor	Custodian and Dividend Paying Agent
Sentinel Asset Management, Inc.	State Street Bank & Trust Company –Kansas City
Principal Underwriter	Transfer Agent, Shareholder Servicing Agent
Sentinel Financial Services Company	and Administrator
Counsel	Sentinel Administrative Services, Inc.
Sidley Austin LLP
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP

Celebrating 75 years of Sentinel Common Stock Fund

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Consider a fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Funds and is available from Sentinel or www.sentinelinvestments.com. Please read the prospectus carefully before you invest.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Variable Products Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604, 800.233.4332, sentinelinvestments.com.

Sentinel Investments
One National Life Drive, Montpelier, VT 05604

47953 SF-934 (0209)

This annual report is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus.

ITEM 2. CODE OF ETHICS

(a) As of December 31, 2008, the Registrant had adopted a code of ethics that applies to the Registrant's Principal Executive and Senior Financial Officers, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c) There were no amendments during the fiscal year ended December 31, 2008 to any provision of the code of ethics that applies to the Registrant's Principal Executive and Senior Financial Officers.

(d) There were no waivers granted during the fiscal year ended December 31, 2008 from any provision of the code of ethics that applies to the Registrant's Principal Executive and Senior Financial Officers.

(e) Not applicable.

(f) A copy of the Registrant's code of ethics is attached as an exhibit.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board of Trustees has determined that the Board of Trustees currently does not have an Audit Committee Financial Expert serving on the Registrant's Audit Committee. However, the members of the Audit Committee, which consists of the three non-interested trustees of the Registrant, after considering all the factors that they deem relevant, including the experience and business backgrounds of its members, have determined that as a group they have the attributes necessary to provide appropriate oversight in connection with preparation of the Registrant's financial statements.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. PricewaterhouseCoopers billed the Registrant aggregate fees for professional services rendered to the Registrant for the last two fiscal years as follows:

2007	$83,250
2008	$87,000

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(b) Audit-Related Fees. PricewaterhouseCoopers billed the Registrant's transfer agent, Sentinel Administrative Services Inc. ("SASI"), aggregate fees for services which related to the SASI SAS 70 report, in the last two fiscal years as follows

2007	$75,000
2008	$80,000

(c) Tax Fees. PricewaterhouseCoopers billed the Registrant aggregate fees for services including the review of the Registrant's applicable tax returns and responding to general tax questions for the last two fiscal years as follows:

2007	$22,800
2008	$24,000

(d) All Other Fees. PricewaterhouseCoopers has not billed the Registrant for other products and services during the last two fiscal years.

(e)(1) Audit Committee Pre-Approval Policy. The policy of the Registrant's Audit Committee is to pre-approve (or establish a policy for the pre-approval of) all auditing services to be provided to the Registrant by the independent auditor and to pre-approve (or establish policies for the pre-approval of) all non-auditing services, including tax services, to be provided to the Registrant by the independent auditor. The Audit Committee also must pre-approve non-auditing services to be provided to the Registrant's investment adviser (and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant) if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2) 100% of the services described in (b), (c) and (d) above were approved by the Audit Committee.

(f) All of the work in connection with the audit of the Registrant's financial statements was performed by full-time employees of PricewaterhouseCoopers.

(g) Except as disclosed in Item 4(c), there were no non-audit fees billed by PricewaterhouseCoopers for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the Registrant's last two fiscal years.

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(h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT

COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes.

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ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's most recently completed fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By: /s/ Christian W. Thwaites ----------------------------------- Christian W. Thwaites, President & Chief Executive Officer Date: March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Christian W. Thwaites ----------------------------------- Christian W. Thwaites, President & Chief Executive Officer

By: /s/ Thomas P. Malone ------------------------------- Thomas P. Malone, Vice President & Treasurer Date: March 6, 2009

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SENTINEL FAMILY OF FUNDS CODE OF ETHICS FOR

PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS

August 15, 2003, as amended March 12, 2008

I. Covered Officers and Purposes of the Code

     The Sentinel Family of Funds’ code of ethics (the “Code”) for the investment companies within the complex (listed in Exhibit A hereto) (collectively, the “Funds” and each, a “Fund”) applies to each Fund’s Principal Executive Officer and Senior Financial Officers (the “Covered Officers”), each of whom is identified in Exhibit B hereto, for the purpose of promoting:

  Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.
  Full, fair, accurate, timely and understandable disclosure in reports and documents that a Fund files with, or submits to, the Securities and Exchange Commission (the “SEC”) and in other public communications made by such Fund.
  Compliance with applicable laws and governmental rules and regulations;
  The prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code.
  Accountability for adherence to the Code.

     Covered Officers should adhere to a high standard of business ethics and should avoid placing themselves in a “compromising position” where their interests may be, or appear to be, in conflict with those of the Funds and their shareholders.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

     A “conflict of interest” occurs when a Covered Officer’s private interest interferes with the interests of, or his services to, a Fund. A Covered Officer must not engage in any activity that could result in an actual, potential or perceived conflict of interest. Thus, a Covered Officer must not represent a Fund in any activity or transaction if the personal interests of the Covered Officer might affect his or her ability to represent such Fund’s interests fairly and impartially. A Covered Officer must not knowingly and voluntarily permit himself or herself to be placed in a position where his or her interests may become adverse to a Fund’s. Covered Officers should be aware that any transaction or activity involving the Covered Officer (or even a relative or close associate thereof) could pose a conflict of interest, whether perceived, potential or actual.

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     Certain conflicts of interest arise out of the relationships between Covered Officers and a Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 (the “Investment Company Act”) and the Investment Advisers Act of 1940 (the “Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with a Fund because of their status as “affiliated persons” of such Fund. The compliance programs of the Funds and their investment adviser, Sentinel Advisors Company (“Sentinel Advisors”), are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between a Fund and Sentinel Advisors, of which the Covered Officers are also officers or employees. As a result, the Code recognizes that the Covered Officers, in the normal course of their duties (whether formally for a Fund or for Sentinel Advisors, or for both), will be involved in establishing policies and implementing decisions that will have different effects on Sentinel Advisors and such Fund. The participation of the Covered Officers in such activities is inherent in the contractual relationship between such Fund and Sentinel Advisors and is consistent with the performance by the Covered Officers of their duties as officers of such Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds’ Boards of Directors/Trustees (collectively, the “Board”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of a Fund.

Each Covered Officer must:

  Not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by a Fund whereby the Covered Officer would benefit personally to the detriment of such Fund.
  Not cause a Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of such Fund.
  Not use material non-public knowledge of portfolio transactions made or contemplated for a Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

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  Never accept compensation in any form from any person or entity for directing Fund business to such person or entity or for accepting business on behalf of such Fund. All placements of Fund business and acceptance of businesses by such Fund must be rewarded purely upon business considerations and such Fund’s best interests.
  Report at least annually affiliations or other relationships related to conflicts of interest.

     These are certain conflict of interest situations that should always be discussed with the Counsel of Sentinel Advisor (“Counsel”), including the following.

  Service as a director, trustee, officer, owner or partner of, or as a consultant or independent contractor to, any publicly or privately owned business organization, regardless of whether compensation of any form is received.
  The receipt of any gifts with a value in excess of U.S. $100. It must be remembered that business relationships cannot always be separated from personal relationships and that the integrity of a business relationship is always susceptible to criticism in hindsight where gifts are received. Under no circumstances may Covered Officers accept gifts in the form of cash or cash equivalents.
  The receipt of any entertainment from any company with which a Fund has current or prospective business dealings unless such entertainment is business- related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety.
  The giving of gifts or entertainment to a Fund shareholder, service provider, supplier or other Fund business contact. Covered Officers must use careful judgment to ascertain that the matter is handled in good taste without excessive expense. The aggregate value of all such gifts or entertainment to a business contact may not exceed U.S. $100 in any 12-month period.
  Any ownership interest in, or any consulting, employment or any other type of special relationship with, any of a Fund’s service providers, other than Sentinel Advisors, its principal underwriter, administrator or any affiliated person thereof. All details of a Fund’s relationships and transactions with those with whom it does business must be entered in its records.
  A direct or indirect financial interest in commissions, transaction charges or spreads paid by a Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

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III.	Disclosure and Compliance
Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to a Fund.
Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about a Fund to others, whether within or outside such Fund, including to such Fund’s directors/trustees and auditors, and to governmental regulators and self-regulatory organizations.
Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of a Fund and Sentinel Advisors with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents such Fund files with, or submits to, the SEC and in other public communications made by such Fund.
It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.
IV.	Reporting and Accountability
Covered Officer must:
Upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer) affirm in writing that he or she has received, read and understands the Code. The form for this purpose is attached hereto as Exhibit C.
Annually thereafter affirm that he or she has complied with the requirements of the Code. The document for this purpose is attached hereto as Exhibit D.
Not retaliate against any other Covered Officer or any employee of a Fund or its affiliated persons for reports of potential violations that are made in good faith.
Notify Counsel promptly, on a confidential basis, if he or she knows of any violations of this Code. Failure to do so is itself a violation of this Code.

     Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, the Board will consider any approvals or waivers sought by the Covered Officers.

     The Funds will adhere to the following procedures in investigating and enforcing this Code.

  Counsel will take all appropriate action to investigate any potential violations reported to him or her.

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  If, after such investigation, Counsel believes that no violation occurred, Counsel is not required to take any further action.
  Any matter that Counsel believes is a violation will be reported to the Audit Committee.
  If the Audit Committee concurs that a violation has occurred, it will inform and make a recommendation to the Board, which will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures, notification to appropriate personnel of Sentinel Advisors, or a recommendation to dismiss the Covered Officer.
  The Board will be responsible for granting waivers, as appropriate.
  Any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

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V. Other Policies and Procedures

This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, Sentinel Advisors or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Funds’ and Sentinel Advisors’ codes of ethics under Rule 17j-1 under the Investment Company Act are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI. Amendments

     Any amendments to this Code, other than amendments to Exhibit A and/or Exhibit B, must be approved by a majority vote of the Board, including a majority vote of the independent directors/trustees.

VII. Confidentiality

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Board or the appropriate Fund and Sentinel Advisors personnel.

VIII. Penalties

     A Covered Officer who violates the high ethical standards contained in this Code may be subject to disciplinary action, including dismissal as an officer of a Fund.

IX. Internal Use

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstances or legal conclusion.

Date: August 15, 2003

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Exhibit B

SENTINEL FAMILY OF FUNDS

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS

LIST OF SENTINEL FUNDS

Sentinel Group Funds, Inc. Sentinel Variable Products Trust

SENTINEL FAMILY OF FUNDS

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS

LIST OF COVERED OFFICERS

As of March 12, 2008 Sentinel Group Funds, Inc.: Christian W. Thwaites John Birch Sentinel Variable Products Trust: Christian W. Thwaites Thomas P. Malone

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Exhibit C

SENTINEL FAMILY OF FUNDS

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS

INITIAL CERTIFICATION OF RECEIPT

(This certification must be returned to Counsel within 10 days of receipt of a copy of the Code)

     I hereby acknowledge that I have received and read the Sentinel Family of Funds Code of Ethics for Principal Executive and Senior Financial Officers (the “Code”). I understand and agree that as a Covered Officer, I am subject to and will abide by the Code’s provisions and all amendments thereto. I further undertake to obey the rules of any regulatory body with which the Sentinel Family of Funds may be required to comply either directly or indirectly prevailing from time to time and any addition, amendment or replacement that is set out in any written notice which is subsequently given to me. I understand that failure to follow such policies and procedures can result in disciplinary action by the Board of Directors/Trustees of the Sentinel Family of Funds, as well as possible civil and criminal penalties.

______________________________________ Signature

_______________ Date

______________________________________ Print Name

C-1

NY1 5500985v1

Exhibit C

SENTINEL FAMILY OF FUNDS

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS

ANNUAL CERTIFICATION

(This certification must be returned to Counsel by [date] of each year)

     I hereby certify that I have read and understand and agree to abide by the Sentinel Family of Funds Code of Ethics for Principal Executive and Senior Financial Officers (the “Code”). I further certify that I have complied with all the requirements of the Code and reported any transactions, affiliations and/or relationships required to be reported under the Code.

______________________________________ Signature                                                _______________Date

______________________________________ Print Name

C-2

NY1 5500985v1